UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds

(Exact name of registrant as specified in charter)

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies To:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: December 1, 2013 – February 28, 2014

Item 1. Schedule of Investments.

Stone Harbor Emerging Markets Debt Fund	Statement of Investments
February 28, 2014 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
SOVEREIGN DEBT OBLIGATIONS - 74.18%
Argentina - 1.56%
Republic of Argentina:
	USD	7.000%	10/03/2015	13,122,647	$12,327,997
	USD	7.000%	04/17/2017	18,376,946	15,311,060
	USD	0.000%	03/31/2023	184,000	133,400	(1)
	USD	6.000%	03/31/2023	480,000	367,200	(1)
	USD	2.500%	12/31/2038	9,024,000	3,474,240	(2)

					31,613,897

Brazil - 8.81%
Brazil Loan Trust 1	USD	5.477%	07/24/2023	19,576,715	19,772,482	(3)
Brazil Minas SPE via State of Minas Gerais	USD	5.333%	02/15/2028	1,479,000	1,417,991	(4)
Nota Do Tesouro Nacional	BRL	10.000%	01/01/2023	67,942,000	25,157,695
Republic of Brazil:
	USD	4.875%	01/22/2021	10,712,000	11,488,620
	USD	2.625%	01/05/2023	18,932,000	16,726,422
	USD	4.250%	01/07/2025	47,458,000	45,725,783
	USD	8.750%	02/04/2025	834,000	1,117,560
	USD	8.250%	01/20/2034	16,529,000	21,405,055
	USD	7.125%	01/20/2037	30,747,000	35,935,556

					178,747,164

Colombia - 3.94%
Bogota Distrio Capital	COP	9.750%	07/26/2028	7,800,000,000	4,512,144	(4)
Republic of Colombia:
	COP	12.000%	10/22/2015	4,798,000,000	2,615,685
	USD	7.375%	01/27/2017	1,838,000	2,132,080
	USD	7.375%	03/18/2019	2,808,000	3,410,316
	USD	11.750%	02/25/2020	3,851,000	5,574,322
	COP	7.750%	04/14/2021	5,200,000,000	2,754,592
	USD	4.375%	07/12/2021	11,072,000	11,589,616
	USD	2.625%	03/15/2023	3,539,000	3,176,253
	USD	4.000%	02/26/2024	10,461,000	10,314,546
	USD	8.125%	05/21/2024	25,000	32,500
	COP	9.850%	06/28/2027	8,135,000,000	4,809,040
	USD	10.375%	01/28/2033	2,006,000	2,968,890
	USD	7.375%	09/18/2037	20,378,000	25,676,280
	USD	6.125%	01/18/2041	387,000	424,732

					79,990,996

Costa Rica - 0.17%
Republic of Costa Rica	USD	4.375%	04/30/2025	3,806,000	3,425,400	(3)

Croatia - 3.25%
Croatian Government:
	USD	6.750%	11/05/2019	14,135,000	15,672,181	(4)
	USD	5.500%	04/04/2023	15,139,000	15,290,390	(4)
	USD	6.000%	01/26/2024	33,840,000	35,066,700	(3)

					66,029,271

Dominican Republic - 1.92%
Dominican Republic:
	USD	9.040%	01/23/2018	10,783,747	11,916,041	(4)
	USD	7.500%	05/06/2021	21,665,000	24,048,150	(4)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Dominican Republic (continued)
Dominican Republic: (continued)
	USD	5.875%	04/18/2024	3,178,000	$3,114,440	(3)

					39,078,631

El Salvador - 1.36%
Republic of El Salvador:
	USD	7.375%	12/01/2019	220,000	229,075	(3)
	USD	7.375%	12/01/2019	2,068,000	2,153,305	(4)
	USD	7.750%	01/24/2023	4,305,000	4,498,725	(4)
	USD	5.875%	01/30/2025	304,000	273,600	(4)
	USD	5.875%	01/30/2025	8,421,000	7,578,900	(3)
	USD	8.250%	04/10/2032	1,000,000	1,020,000	(4)
	USD	7.650%	06/15/2035	12,326,000	11,894,590	(4)

					27,648,195

Gabon - 0.07%
Republic of Gabon:
	USD	8.200%	12/12/2017	50,000	57,250	(3)
	USD	6.375%	12/12/2024	1,258,000	1,289,450	(3)

					1,346,700

Ghana - 0.58%
Republic of Ghana:
	USD	8.500%	10/04/2017	7,766,000	8,028,102	(4)
	USD	7.875%	08/07/2023	4,079,000	3,823,655	(4)

					11,851,757

Honduras - 0.02%
Honduras Government	USD	7.500%	03/15/2024	460,000	451,950	(4)

Hungary - 2.17%
Republic of Hungary:
	GBP	5.000%	03/30/2016	668,000	1,168,648
	USD	6.250%	01/29/2020	2,444,000	2,676,180
	USD	6.375%	03/29/2021	27,780,000	30,628,839
	USD	5.750%	11/22/2023	9,398,000	9,649,152

					44,122,819

Indonesia - 7.81%
Republic of Indonesia:
	USD	6.875%	01/17/2018	6,424,000	7,327,375	(4)
	USD	11.625%	03/04/2019	2,170,000	2,940,350	(3)
	USD	11.625%	03/04/2019	18,110,000	24,539,050	(4)
	IDR	7.875%	04/15/2019	59,940,000,000	5,195,506
	USD	5.875%	03/13/2020	2,977,000	3,282,142	(4)
	USD	4.875%	05/05/2021	10,421,000	10,824,814	(4)
	USD	3.750%	04/25/2022	6,093,000	5,776,926	(4)
	IDR	7.000%	05/15/2022	16,100,000,000	1,281,107
	USD	3.375%	04/15/2023	22,727,000	20,567,935	(3)
	USD	5.375%	10/17/2023	7,934,000	8,310,865	(4)
	IDR	8.375%	03/15/2024	62,419,000,000	5,437,265
	IDR	9.000%	03/15/2029	46,100,000,000	4,045,514
	USD	8.500%	10/12/2035	24,788,000	31,232,880	(4)
	USD	6.625%	02/17/2037	2,597,000	2,765,805	(3)
	USD	6.625%	02/17/2037	6,286,000	6,694,590	(4)
	USD	7.750%	01/17/2038	15,431,000	18,227,869	(4)

					158,449,993

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Iraq - 0.59%
Republic of Iraq	USD	5.800%	01/15/2028	13,894,000	$11,983,575	(4)

Ivory Coast - 0.91%
Ivory Coast Government	USD	7.774%	12/31/2032	20,805,000	18,516,450	(2)(4)

Lithuania - 0.60%
Republic of Lithuania	USD	6.625%	02/01/2022	10,148,000	12,114,175	(4)

Mexico - 5.81%
Mexican Bonos:
	MXN	9.500%	12/18/2014	19,054,000	1,502,915
	MXN	6.250%	06/16/2016	30,475,000	2,409,369
	MXN	8.000%	12/07/2023	213,095,000	18,102,531
	MXN	10.000%	12/05/2024	98,031,000	9,502,469
United Mexican States:
	USD	5.950%	03/19/2019	4,442,000	5,174,930
	USD	4.000%	10/02/2023	39,286,000	39,885,112
	USD	6.050%	01/11/2040	12,934,000	14,534,582
	USD	4.750%	03/08/2044	8,566,000	8,041,333
	USD	5.550%	01/21/2045	17,920,000	18,793,600

					117,946,841

Morocco - 0.27%
Moroccan Government	USD	4.250%	12/11/2022	5,560,000	5,393,200	(3)

Mozambique - 0.29%
Republic of Mozambique	USD	6.305%	09/11/2020	6,214,000	5,794,555	(4)

Nigeria - 0.41%
Republic of Nigeria:
	USD	6.375%	07/12/2023	2,636,000	2,675,540	(4)
		6.375%	07/12/2023	5,479,000	5,561,185	(3)

					8,236,725

Panama - 1.75%
Republic of Panama:
	USD	9.375%	01/16/2023	450,000	600,750
	USD	8.875%	09/30/2027	3,493,000	4,802,875
	USD	9.375%	04/01/2029	19,652,000	27,611,060
	USD	8.125%	04/28/2034	2,059,000	2,584,045

					35,598,730

Peru - 1.91%
Republic of Peru:
	USD	7.125%	03/30/2019	3,060,000	3,706,425
	USD	7.350%	07/21/2025	4,165,000	5,341,612
	USD	8.750%	11/21/2033	10,379,000	15,023,602
	USD	6.550%	03/14/2037	1,970,000	2,344,300
	USD	5.625%	11/18/2050	11,897,000	12,402,623

					38,818,562

Philippines - 1.58%
Republic of Philippines:
	USD	9.500%	02/02/2030	8,226,000	12,750,300
	USD	7.750%	01/14/2031	13,764,000	18,822,270
	USD	6.375%	01/15/2032	366,000	446,749

					32,019,319

Poland - 2.35%
Republic of Poland:
	USD	6.375%	07/15/2019	19,454,000	23,152,692

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Poland (continued)
Republic of Poland: (continued)
	USD	5.125%	04/21/2021	11,809,000	$13,130,191
	USD	4.000%	01/22/2024	11,480,000	11,480,918

					47,763,801

Romania - 1.50%
Romanian Government
	USD	6.750%	02/07/2022	15,932,000	18,690,228	(4)
	USD	4.375%	08/22/2023	2,032,000	2,021,840	(4)
	USD	4.875%	01/22/2024	9,514,000	9,757,796	(3)

					30,469,864

Russia - 5.14%
Russian Federation:
	USD	4.875%	09/16/2023	6,200,000	6,324,000	(3)
	USD	12.750%	06/24/2028	8,739,000	14,790,758	(4)
	USD	7.500%	03/31/2030	71,631,626	83,182,226	(2)(4)

					104,296,984

Slovakia - 0.66%
Republic of Slovakia	USD	4.375%	05/21/2022	12,465,000	13,325,407	(3)

Slovenia - 0.77%
Republic of Slovenia:
	USD	5.850%	05/10/2023	9,796,000	10,513,557	(4)
	USD	5.250%	02/18/2024	4,926,000	5,028,214	(3)

					15,541,771

South Africa - 3.51%
Republic of South Africa:
	USD	6.875%	05/27/2019	8,113,000	9,360,373
	USD	5.500%	03/09/2020	7,679,000	8,341,314
	USD	5.875%	05/30/2022	5,256,000	5,729,040
	USD	4.665%	01/17/2024	11,503,000	11,402,349
	USD	5.875%	09/16/2025	33,777,000	36,352,496

					71,185,572

Trinidad - 0.46%
Republic of Trinidad & Tobago	USD	4.375%	01/16/2024	8,957,000	9,348,869	(3)

Turkey - 6.36%
Republic of Turkey:
	USD	7.000%	09/26/2016	2,884,000	3,168,795
	USD	7.500%	07/14/2017	7,869,000	8,891,970
	USD	6.750%	04/03/2018	8,441,000	9,422,266
	USD	7.000%	03/11/2019	3,305,000	3,738,781
	USD	7.500%	11/07/2019	19,865,000	22,993,737
	USD	7.000%	06/05/2020	4,272,000	4,832,700
	USD	5.625%	03/30/2021	1,053,000	1,103,017
	USD	5.125%	03/25/2022	9,201,000	9,235,504
	USD	6.250%	09/26/2022	12,872,000	13,853,490
	USD	3.250%	03/23/2023	16,673,000	14,380,463
	USD	5.750%	03/22/2024	12,008,000	12,308,200
	USD	7.375%	02/05/2025	15,514,000	17,608,235
	USD	8.000%	02/14/2034	3,709,000	4,409,074
	USD	6.875%	03/17/2036	3,059,000	3,246,364

					129,192,596

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Ukraine - 2.29%
Ukraine Government:
	USD	6.875%	09/23/2015	208,000	$190,060	(4)
	USD	6.875%	09/23/2015	1,723,000	1,574,392	(3)
	EUR	4.950%	10/13/2015	6,482,000	7,962,925	(4)
	USD	6.250%	06/17/2016	2,600,000	2,346,500	(3)
	USD	6.250%	06/17/2016	22,714,000	20,499,385	(4)
	USD	6.580%	11/21/2016	7,053,000	6,321,251	(4)
	USD	9.250%	07/24/2017	3,368,000	3,153,290	(4)
	USD	6.750%	11/14/2017	4,950,000	4,417,875	(4)

					46,465,678

Uruguay - 0.72%
Republic of Uruguay:
	USD	8.000%	11/18/2022	2,598,310	3,273,871
	USD	6.875%	09/28/2025	1,148,125	1,331,825
	USD	7.875%	01/15/2033	1,125,800	1,424,137	(5)
	USD	7.625%	03/21/2036	6,979,404	8,637,012

					14,666,845

Venezuela - 4.53%
Republic of Venezuela:
	USD	5.750%	02/26/2016	26,318,500	22,173,336	(4)
	USD	13.625%	08/15/2018	1,669,000	1,552,170	(4)
	USD	7.000%	12/01/2018	3,370,000	2,434,825	(4)
	USD	7.750%	10/13/2019	17,421,100	12,444,007	(4)
	USD	6.000%	12/09/2020	6,470,000	4,189,325	(4)
	USD	12.750%	08/23/2022	36,474,700	31,641,802	(4)
	USD	9.000%	05/07/2023	3,569,000	2,525,068	(4)
	USD	8.250%	10/13/2024	9,332,200	6,275,905	(4)
	USD	7.650%	04/21/2025	4,497,000	2,911,807
	USD	9.250%	05/07/2028	2,200,000	1,545,500	(4)
	USD	11.950%	08/05/2031	5,395,000	4,342,975	(4)

					92,036,720

Vietnam - 0.11%
Socialist Republic of Vietnam	USD	6.750%	01/29/2020	1,989,000	2,192,872	(4)

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,535,419,988)					1,505,665,884

BANK LOANS - 0.02%(6)
Indonesia - 0.02%
PT Bumi Tranche A	USD	15.000%	04/18/2014	577,486	236,770	(7)
PT Bumi Tranche B	USD	15.000%	04/18/2014	460,908	188,972	(7)

					425,742

TOTAL BANK LOANS (Cost $1,038,393)					425,742

CORPORATE BONDS - 20.14%
Azerbaijan - 0.68%
State Oil Company:
	USD	5.450%	02/09/2017	6,323,000	6,702,380
	USD	4.750%	03/13/2023	7,470,000	7,115,175

					13,817,555

Brazil - 0.84%
BM&FBovespa SA	USD	5.500%	07/16/2020	40,000	42,475	(4)
BR Malls International Finance Ltd.:
	USD	8.500%	01/21/2049	255,000	258,104	(4)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Brazil (continued)
BR Malls International Finance Ltd.: (continued)
	USD	8.500%	01/21/2049	461,000	$466,613	(3)
Braskem Finance Ltd.	USD	7.375%	10/29/2049	50,000	49,294	(3)
Centrais Eletricas Brasileiras SA	USD	5.750%	10/27/2021	1,679,000	1,662,000	(4)
Cosan Luxembourg SA	USD	5.000%	03/14/2023	2,339,000	2,147,144	(3)
ESAL GmbH	USD	6.250%	02/05/2023	2,256,000	2,092,440	(3)
Hypermarcas SA	USD	6.500%	04/20/2021	337,000	357,220	(3)
Itau Unibanco Holding SA	USD	5.650%	03/19/2022	1,758,000	1,740,420	(3)
Odebrecht Drilling Norbe VIII/IX Ltd.:
	USD	6.350%	06/30/2021	513,000	529,672	(4)
	USD	6.350%	06/30/2021	945,900	976,642	(3)
Odebrecht Finance Ltd.	USD	5.125%	06/26/2022	570,000	568,575	(3)
Odebrecht Offshore Drilling Finance Ltd.	USD	6.750%	10/01/2022	2,031,230	2,094,706	(3)
QGOG Atlantic/Alaskan Rigs Ltd.	USD	5.250%	07/30/2018	497,957	517,875	(3)
Samarco Mineracao SA	USD	4.125%	11/01/2022	2,406,000	2,206,001	(3)
Schahin II Finance Co. SPV Ltd.	USD	5.875%	09/25/2022	1,465,740	1,416,271	(3)

					17,125,452

Chile - 3.02%
Banco del Estado de Chile	USD	3.875%	02/08/2022	3,277,000	3,277,000	(3)
Cencosud SA:
	USD	5.500%	01/20/2021	1,030,000	1,063,475	(3)
	USD	4.875%	01/20/2023	958,000	917,884	(3)
Codelco, Inc.:
	USD	7.500%	01/15/2019	3,216,000	3,908,479	(4)
	USD	3.875%	11/03/2021	6,970,000	7,072,107	(4)
	USD	3.000%	07/17/2022	14,167,000	13,380,729	(3)
	USD	4.500%	08/13/2023	7,856,000	8,174,930	(3)
	USD	6.150%	10/24/2036	12,412,000	13,673,121	(4)
	USD	4.250%	07/17/2042	7,321,000	6,199,972	(3)
GeoPark Latin America Ltd. Agencia en Chile	USD	7.500%	02/11/2020	1,497,000	1,532,441	(3)
VTR Finance BV	USD	6.875%	01/15/2024	1,980,000	2,032,387	(3)

					61,232,525

China - 2.16%
China Overseas Finance Cayman V Ltd.	USD	3.950%	11/15/2022	850,000	755,017
Country Garden Holdings Co. Ltd.:
	USD	11.250%	04/22/2017	350,000	372,750	(4)
	USD	11.125%	02/23/2018	1,390,000	1,534,213	(4)
Kaisa Group Holdings Ltd.	USD	8.875%	03/19/2018	1,568,000	1,571,920	(3)
Longfor Properties Co. Ltd.	USD	6.875%	10/18/2019	1,197,000	1,185,030
Sinochem Overseas Capital Co. Ltd.:
	USD	4.500%	11/12/2020	5,534,000	5,774,311	(4)
	USD	4.500%	11/12/2020	21,561,000	22,497,276	(3)
	USD	6.300%	11/12/2040	4,685,000	5,001,823	(4)
Sinopec Capital 2013 Ltd.	USD	3.125%	04/24/2023	4,584,000	4,165,916	(3)
Sinopec Group Overseas Development 2012 Ltd.	USD	3.900%	05/17/2022	1,071,000	1,061,013	(4)

					43,919,269

Colombia - 0.41%
Bancolombia SA	USD	5.125%	09/11/2022	2,439,000	2,389,427
Grupo Aval Ltd.	USD	4.750%	09/26/2022	1,254,000	1,203,056	(3)
Millicom International Cellular SA	USD	6.625%	10/15/2021	1,056,000	1,103,520	(3)
Pacific Rubiales Energy Corp.	USD	5.125%	03/28/2023	2,607,000	2,514,126	(3)
Transportadora de Gas Internacional SA ESP	USD	5.700%	03/20/2022	1,070,000	1,131,070	(3)

					8,341,199

Ghana - 0.05%
Tullow Oil PLC	USD	6.000%	11/01/2020	940,000	958,800	(3)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Guatemala - 0.06%
Comcel Trust	USD	6.875%	02/06/2024	1,228,000	$1,280,190	(3)

Hong Kong - 0.01%
Hutchison Whampoa International 09 Ltd.	USD	7.625%	04/09/2019	30,000	36,670	(3)
Hutchison Whampoa International 11 Ltd.	USD	4.625%	01/13/2022	100,000	104,773	(3)

					141,443

India - 0.35%
Bharti Airtel International Netherlands BV:
	EUR	4.000%	12/10/2018	750,000	1,054,636
	USD	5.125%	03/11/2023	2,382,000	2,304,585	(3)
Vedanta Resources PLC:
	USD	6.750%	06/07/2016	650,000	682,175	(4)
	USD	6.000%	01/31/2019	2,026,000	2,013,338	(3)
	USD	8.250%	06/07/2021	1,052,000	1,111,832	(3)

					7,166,566

Indonesia - 0.45%
Berau Capital Resources Pte Ltd.	USD	12.500%	07/08/2015	270,000	284,512	(4)
Indo Energy Finance II BV	USD	6.375%	01/24/2023	1,314,000	1,096,369	(3)
Indosat Palapa Co. BV	USD	7.375%	07/29/2020	1,580,000	1,709,362	(4)
Listrindo Capital BV	USD	6.950%	02/21/2019	1,304,000	1,375,720	(3)
Pertamina Persero PT	USD	6.000%	05/03/2042	2,529,000	2,214,456	(4)
PT Adaro Indonesia	USD	7.625%	10/22/2019	1,487,000	1,587,373	(4)
TBG Global Pte Ltd.	USD	4.625%	04/03/2018	777,000	761,460	(3)

					9,029,252

Kazakhstan - 3.75%
KazMunayGas National Co. JSC:
	USD	11.750%	01/23/2015	13,511,000	14,755,025	(4)
	USD	9.125%	07/02/2018	1,449,000	1,753,290	(4)
	USD	9.125%	07/02/2018	9,516,000	11,514,360	(3)
	USD	7.000%	05/05/2020	739,000	833,222	(3)
	USD	7.000%	05/05/2020	10,197,000	11,497,118	(4)
	USD	6.375%	04/09/2021	3,945,000	4,304,981	(3)
	USD	6.375%	04/09/2021	18,920,000	20,646,450	(4)
	USD	4.400%	04/30/2023	5,426,000	5,120,788	(3)
	USD	5.750%	04/30/2043	3,065,000	2,678,044	(3)
Zhaikmunai LP	USD	7.125%	11/13/2019	2,933,000	3,057,652	(3)

					76,160,930

Malaysia - 0.73%
Penerbangan Malaysia Bhd	USD	5.625%	03/15/2016	1,195,000	1,301,103	(4)
Petroliam Nasional Bhd	USD	7.625%	10/15/2026	2,742,000	3,617,777	(4)
Petronas Capital Ltd.	USD	7.875%	05/22/2022	7,567,000	9,805,508	(4)

					14,724,388

Mexico - 0.80%
Cemex Finance LLC	USD	9.375%	10/12/2022	1,883,000	2,152,034	(3)
Cemex SAB de CV:
	USD	9.500%	06/15/2018	2,448,000	2,809,080	(3)
	USD	7.250%	01/15/2021	849,000	912,144	(3)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Mexico (continued)
Comision Federal de Electricidad	USD	4.875%	01/15/2024	1,784,000	$1,806,300	(3)
Fresnillo PLC	USD	5.500%	11/13/2023	1,000,000	1,012,500	(3)
Metalsa SAB de CV	USD	4.900%	04/24/2023	905,000	834,297	(3)
Mexichem SAB de CV	USD	4.875%	09/19/2022	90,000	89,134	(3)
Mexico Generadora De Energia	USD	5.500%	12/06/2032	116,000	112,737	(3)
Pemex Project Funding Master Trust	EUR	5.500%	02/24/2025	2,275,000	3,666,164	(4)
Petroleos Mexicanos	USD	6.500%	06/02/2041	2,129,000	2,301,183
Tenedora Nemak SAB de CV	USD	5.500%	02/28/2023	592,000	589,040	(3)

					16,284,613

Peru - 0.24%
BBVA Banco Continental SA	USD	5.000%	08/26/2022	838,000	852,665	(3)
Cementos Pacasmayo SAA	USD	4.500%	02/08/2023	1,546,000	1,430,050	(3)
Cia Minera Ares SAC	USD	7.750%	01/23/2021	1,568,000	1,615,040	(3)
Inkia Energy Ltd.	USD	8.375%	04/04/2021	865,000	929,875	(3)

					4,827,630

Russia - 1.85%
Alfa Bank OJSC Via Alfa Bond Issuance PLC	USD	7.500%	09/26/2019	1,520,000	1,603,600	(3)
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd.	USD	5.125%	12/12/2017	1,060,000	1,073,250	(3)
Far East Capital Ltd. SA	USD	8.000%	05/02/2018	1,196,000	1,082,380	(3)
Gazprom OAO Via Gaz Capital SA:
	USD	9.250%	04/23/2019	7,874,000	9,626,359	(4)
	USD	4.950%	02/06/2028	6,070,000	5,342,207	(3)
	USD	7.288%	08/16/2037	1,642,000	1,732,556	(4)
Metalloinvest Finance Ltd.:
	USD	6.500%	07/21/2016	1,187,000	1,261,187	(3)
	USD	5.625%	04/17/2020	2,048,000	1,996,800	(3)
Mobile Telesystems OJSC via MTS International Funding Ltd.	USD	5.000%	05/30/2023	900,000	835,875	(3)
Russian Agricultural Bank OJSC Via RSHB Capital SA:
	USD	5.298%	12/27/2017	1,320,000	1,367,025	(4)
	USD	6.000%	06/03/2021	2,342,000	2,385,913	(4)(8)
Sberbank of Russia Via SB Capital SA	USD	5.500%	02/26/2024	590,000	584,690	(3)(8)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	USD	7.748%	02/02/2021	866,000	930,950	(3)
VimpelCom Holdings BV	USD	5.950%	02/13/2023	1,420,000	1,340,125	(3)
VTB Bank OJSC Via VTB Capital SA:
	USD	6.315%	02/22/2018	2,317,000	2,484,983	(4)
	USD	6.950%	10/17/2022	1,000,000	1,016,875	(4)
	USD	6.250%	06/30/2035	1,085,000	1,147,387	(4)
Wind Acquisition Finance SA	USD	12.250%	07/15/2017	1,699,000	1,775,455	(3)(5)

					37,587,617

Singapore - 0.07%
DBS Bank Ltd.	USD	3.625%	09/21/2022	50,000	51,984	(4)(8)
STATS ChipPAC Ltd.	USD	4.500%	03/20/2018	1,406,000	1,418,478	(3)

					1,470,462

South Africa - 0.38%
Eskom Holdings SOC Ltd.	USD	6.750%	08/06/2023	7,174,000	7,523,733	(3)
Gold Fields Orogen Holding BVI Ltd.	USD	4.875%	10/07/2020	284,000	249,210	(4)

					7,772,943

South Korea - 0.01%
Korea Gas Corp.	USD	2.875%	07/29/2018	70,000	71,648	(3)
Korea Hydro & Nuclear Power Co. Ltd.	USD	4.750%	07/13/2021	90,000	98,029	(4)
Korea Western Power Co. Ltd.	USD	2.875%	10/10/2018	60,000	61,209	(3)

					230,886

	Counterparty	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Thailand - 0.01%
Bangkok Bank PCL		USD	3.875%	09/27/2022	80,000	$76,262	(3)
PTT Global Chemical PCL		USD	4.250%	09/19/2022	50,000	47,855	(3)
PTTEP Canada International Finance Ltd.		USD	5.692%	04/05/2021	50,000	54,482	(4)

						178,599

Turkey - 0.36%
Akbank TAS		USD	5.000%	10/24/2022	840,000	794,850	(4)
KOC Holding AS		USD	3.500%	04/24/2020	2,070,000	1,857,825	(3)
Turkiye Garanti Bankasi AS		USD	5.250%	09/13/2022	3,222,000	3,081,038	(3)
Turkiye Is Bankasi:
		USD	3.750%	10/10/2018	210,000	199,500	(4)
		USD	5.500%	04/21/2019	1,320,000	1,323,300	(3)

						7,256,513

Ukraine - 0.02%
Ferrexpo Finance PLC		USD	7.875%	04/07/2016	330,000	303,600	(3)
Mriya Agro Holding PLC		USD	9.450%	04/19/2018	54,000	44,550	(3)

						348,150

United Arab Emirates - 0.18%
Dubai Holding Commercial Operations MTN Ltd.		GBP	6.000%	02/01/2017	2,010,000	3,545,891

Venezuela - 3.71%
Petroleos de Venezuela SA:
		USD	5.000%	10/28/2015	32,471,707	27,158,524
		USD	5.250%	04/12/2017	3,650,000	2,616,593	(4)
		USD	8.500%	11/02/2017	56,525,200	45,608,771	(4)

						75,383,888

TOTAL CORPORATE BONDS (Cost $418,461,353)						408,784,761

PARTICIPATION NOTES - 0.26%
Ukraine - 0.26%
Ukreximbank Biz Finance PLC		USD	8.375%	04/27/2015	6,358,000	5,308,930	(4)

TOTAL PARTICIPATION NOTES (Cost $6,159,710)						5,308,930

CREDIT LINKED NOTES - 1.52%
Colombia - 1.08%
Titulos de Tesoreria - Series B:
	Citigroup Global Markets	COP	11.000%	07/24/2020	3,000,000,000	1,773,754
	Citigroup Global Markets	COP	11.000%	07/24/2020	3,500,000,000	2,069,379	(3)
	Citigroup Global Markets	COP	11.000%	07/24/2020	4,000,000,000	2,365,005
	Citigroup Global Markets	COP	11.000%	07/24/2020	5,700,000,000	3,370,132
	Citigroup Global Markets	COP	11.000%	07/27/2020	1,960,000,000	1,158,852
	Citigroup Global Markets	COP	7.000%	05/04/2022	7,130,000,000	3,441,636	(3)(8)
	JPMorgan Chase & Co.	COP	7.000%	05/04/2022	16,010,000,000	7,727,212

						21,905,970

Iraq - 0.44%
Republic of Iraq:
	Bank of America - Merrill Lynch	JPY	2.520%	01/01/2028	912,610,419	6,187,494	(8)

	Counterparty	Currency	Rate	Maturity Date	Principal Amount/ Shares*	Market Value (Expressed in U.S. $)
Iraq (continued)
Republic of Iraq: (continued)
	Bank of America - Merrill Lynch	JPY	2.720%	01/01/2028	414,695,929	$2,811,636	(8)

						8,999,130

TOTAL CREDIT LINKED NOTES (Cost $36,556,264)						30,905,100

SHORT TERM INVESTMENTS - 1.21%
Money Market Mutual Funds - 1.21%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Class (7-Day Yield)		USD	0.06001%	N/A	24,521,409	24,521,409

TOTAL SHORT TERM INVESTMENTS (Cost $24,521,409)						24,521,409

Total Investments - 97.33% (Cost $2,022,157,117)						1,975,611,826
Other Assets In Excess of Liabilities - 2.67%						54,204,730

Net Assets - 100.00%						$2,029,816,556

*	The principal amount/shares of each security is stated in the currency in which the security is denominated.

Currency Abbreviations:

BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	Euro Currency
GBP	-	Great Britain Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
USD	-	United States Dollar

(1)	Security is currently in default/non-income producing.
(2)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of February 28, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $333,710,965, which represents approximately 16.44% of net assets as of February 28, 2014.
(4)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2014, the aggregate market value of those securities was $724,516,638, which represents approximately 35.69% of net assets.
(5)	Pay-in-kind securities.
(6)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at February 28, 2014. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(7)	Security is currently in default/non-income producing. The maturity date of the securities was extended to the upcoming payment date of April 18, 2014.
(8)	Floating or variable rate security. Interest rate disclosed is that which is in effect as of February 28, 2014.

Common Abbreviations:

AS	-	Anonim Sirket is the Turkish term for Incorporation.
Bhd	-	Berhad is the Malaysian term for public limited company.
BV	-	Besloten Vennootschap is the Dutch term for private limited liability company.
BVI	-	British Virgin Islands.
ESP	-	Empresa de Servicios Publicos is the Colombian term for Public Service Company.
GmbH	-	Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.
JSC	-	Joint Stock Company.
LLC	-	Lmited Liability Corporation.
LP	-	Limited Partnership.
Ltd.	-	Limited.
MTN	-	Medium Term Note.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PCL	-	A rearrangement of the letters for Public Limited Company, used in Thailand.
PLC	-	Public Limited Company.
PT	-	Perseroan terbuka is an Indonesian term for limited liability company.
Pte	-	Private.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
SAA	-	Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.
SAB	-	Sociedad Anonima Bursatil is the Spanish term used for publicly held company.
SAB de CV	-	A variable capital company.
SAC	-	Sociedad Anonima Abierta is the Peruvian term used for a publicly traded corporation.
SOC	-	State owned Company.
SPV	-	Special Purpose Vehicle.
TAS	-	TüRk Anonim Sirketi is the Turkish term for Joint Stock Company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets	BRL	123,550,980	Purchase	03/06/2014	$52,601,266	$111,727
JPMorgan Chase & Co.	GBP	1,780,257	Purchase	03/14/2014	2,980,803	33,762

						$145,489

Citigroup Global Markets	BRL	123,550,980	Sale	03/06/2014	$52,601,266	$(2,040,217)
Citigroup Global Markets	BRL	52,662,550	Sale	04/02/2014	22,266,004	(21,585)
JPMorgan Chase & Co.	EUR	9,732,528	Sale	03/14/2014	13,433,725	(130,420)
JPMorgan Chase & Co.	GBP	4,588,200	Sale	03/14/2014	7,682,330	(113,108)
JPMorgan Chase & Co.	JPY	765,493,000	Sale	03/14/2014	7,522,346	(47,412)

						$(2,352,742)

**	The contracted amount is stated in the currency in which the security is denominated.

See Notes to Quarterly Statement of Investments

Stone Harbor High Yield Bond Fund	Statement of Investments
February 28, 2014 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
CORPORATE BONDS - 90.83%
Aerospace/Defense - 1.05%
CPI International, Inc.	USD	8.000%	02/15/2018	1,575,000	$1,677,375
Erickson Air-Crane, Inc.	USD	8.250%	05/01/2020	1,762,000	1,876,530	(1)

					3,553,905

Automotive - 1.24%
Chrysler Group LLC / CG Co.-Issuer, Inc.	USD	8.250%	06/15/2021	1,680,000	1,911,000	(1)
The Goodyear Tire & Rubber Co.:
	USD	6.500%	03/01/2021	1,488,000	1,633,080
	USD	7.000%	05/15/2022	608,000	680,960

					4,225,040

Banking - 0.44%
Provident Funding Associates LP:
	USD	10.125%	02/15/2019	864,000	946,080	(1)
	USD	6.750%	06/15/2021	555,000	546,675	(1)

					1,492,755

Building Products - 1.89%
American Builders & Contractors Supply Co., Inc.	USD	5.625%	04/15/2021	1,365,000	1,405,950	(1)
Griffon Corp.	USD	5.250%	03/01/2022	1,960,000	1,967,350	(1)
Norbord, Inc.	USD	5.375%	12/01/2020	1,940,000	1,964,250	(1)
RSI Home Products, Inc.	USD	6.875%	03/01/2018	1,011,000	1,074,188	(1)

					6,411,738

Chemicals - 3.31%
CeramTec Group GmbH	EUR	8.250%	08/15/2021	1,225,000	1,843,046	(2)
Chemtura Corp.	USD	5.750%	07/15/2021	3,067,000	3,205,015
INEOS Group Holdings SA	USD	5.875%	02/01/2019	860,000	887,950	(1)
Lyondell Chemical Co.	USD	8.375%	08/15/2015	945,000	0	(3)
SPCM SA	USD	6.000%	01/15/2022	1,879,000	2,001,135	(1)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.	USD	8.750%	02/01/2019	3,180,000	3,323,100	(1)

					11,260,246

Consumer Products - 2.28%
ACCO Brands Corp.	USD	6.750%	04/30/2020	3,166,000	3,276,810
Prestige Brands, Inc.	USD	5.375%	12/15/2021	855,000	872,100	(1)
Spectrum Brands, Inc., Series WI	USD	6.375%	11/15/2020	1,835,000	2,009,325

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Consumer Products (continued)
The Sun Products Corp.	USD	7.750%	03/15/2021	1,821,000	$1,597,927	(1)

					7,756,162

Containers/Packaging - 1.92%
ARD Finance SA	USD	11.125%	06/01/2018	1,568,659	1,727,486	(1)(4)
Ardagh Packaging Finance PLC	USD	9.125%	10/15/2020	1,348,000	1,503,020	(1)
Reynolds Group Issuer LLC	USD	9.875%	08/15/2019	1,977,000	2,238,952
Sealed Air Corp.	USD	8.375%	09/15/2021	894,000	1,035,923	(1)

					6,505,381

Drillers/Services - 3.33%
Hornbeck Offshore Services, Inc.:
	USD	5.875%	04/01/2020	827,000	864,215
	USD	5.000%	03/01/2021	1,077,000	1,077,000
Offshore Group Investment Ltd.	USD	7.125%	04/01/2023	2,600,000	2,671,500
Pacific Drilling SA	USD	5.375%	06/01/2020	1,922,000	1,955,635	(1)
Parker Drilling Co.	USD	6.750%	07/15/2022	2,240,000	2,332,400	(1)
Trinidad Drilling Ltd.	USD	7.875%	01/15/2019	2,257,000	2,426,275	(1)

					11,327,025

Electric - 3.74%
The AES Corp.	USD	7.375%	07/01/2021	1,825,000	2,085,062
Calpine Corp.	USD	7.875%	01/15/2023	1,356,000	1,532,280	(1)
Edison Mission Energy:
	USD	7.750%	06/15/2016	1,402,000	1,233,760	(3)
	USD	7.200%	05/15/2019	1,488,000	1,313,160	(3)
GenOn Energy, Inc.	USD	9.500%	10/15/2018	3,947,000	4,085,145
NRG Energy, Inc.	USD	6.250%	07/15/2022	2,365,000	2,465,513	(1)

					12,714,920

Environmental Services - 0.49%
Clean Harbors, Inc.	USD	5.250%	08/01/2020	1,606,000	1,662,210

Exploration & Production - 10.87%
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., Series WI	USD	4.750%	11/15/2021	1,454,000	1,395,840
Bonanza Creek Energy, Inc.	USD	6.750%	04/15/2021	2,123,000	2,292,840
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
	USD	9.625%	08/01/2020	910,000	1,041,950
	USD	7.625%	01/15/2022	1,340,000	1,428,775
EP Energy LLC/EP Energy Finance, Inc., Series WI	USD	9.375%	05/01/2020	1,498,000	1,741,425
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI	USD	6.875%	05/01/2019	994,000	1,077,247
Halcon Resources Corp.	USD	9.750%	07/15/2020	1,708,000	1,804,075	(1)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Exploration & Production (continued)
Kodiak Oil & Gas Corp.	USD	5.500%	01/15/2021	1,135,000	$1,174,725
Laredo Petroleum, Inc.:
	USD	7.375%	05/01/2022	1,218,000	1,358,070
	USD	5.625%	01/15/2022	1,075,000	1,095,156	(1)
Linn Energy LLC	USD	7.750%	02/01/2021	2,564,000	2,788,350
MEG Energy Corp.:
	USD	6.500%	03/15/2021	1,440,000	1,526,400	(1)
	USD	7.000%	03/31/2024	647,000	680,967	(1)
Midstates Petroleum Co., Inc.	USD	10.750%	10/01/2020	2,151,000	2,371,478
Oasis Petroleum, Inc.:
	USD	7.250%	02/01/2019	2,226,000	2,404,080
	USD	6.875%	03/15/2022	773,000	842,570	(1)
QEP Resources, Inc.:
	USD	5.375%	10/01/2022	2,377,000	2,400,770
	USD	5.250%	05/01/2023	500,000	501,250
Samson Investment Co.	USD	10.750%	02/15/2020	2,436,000	2,719,185	(1)(5)
SandRidge Energy, Inc.:
	USD	8.750%	01/15/2020	579,000	629,662
	USD	7.500%	03/15/2021	2,157,000	2,291,813
Ultra Petroleum Corp.	USD	5.750%	12/15/2018	1,470,000	1,543,500	(1)
Venoco, Inc.	USD	8.875%	02/15/2019	1,799,000	1,821,488

					36,931,616

Financial Other - 0.60%
Aircastle Ltd.	USD	6.750%	04/15/2017	1,817,000	2,039,583

Food/Beverage/Tobacco - 3.64%
Big Heart Pet Brands	USD	7.625%	02/15/2019	1,432,000	1,492,860
Boparan Finance PLC	EUR	9.750%	04/30/2018	300,000	449,805	(2)
Chiquita Brands International, Inc. / Chiquita Brands LLC	USD	7.875%	02/01/2021	2,360,000	2,609,570
Hawk Acquisition Sub, Inc.	USD	4.250%	10/15/2020	771,000	771,000	(1)
Post Holdings, Inc.	USD	7.375%	02/15/2022	2,070,000	2,264,062
R&R PLC	EUR	9.250%	05/15/2018	1,450,000	2,061,479	(2)(4)
Smithfield Foods, Inc.	USD	6.625%	08/15/2022	2,206,000	2,393,510
TreeHouse Foods, Inc.	USD	4.875%	03/15/2022	300,000	306,000

					12,348,286

Gaming - 2.69%
Isle of Capri Casinos, Inc.	USD	5.875%	03/15/2021	2,490,000	2,583,375
MGM Resorts International	USD	6.625%	12/15/2021	3,178,000	3,491,828

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Gaming (continued)
PNK Finance Corp.	USD	6.375%	08/01/2021	2,920,000	$3,066,000	(1)

					9,141,203

Gas Pipelines - 1.02%
Access Midstream Partners LP/ACMP Finance Corp.	USD	4.875%	05/15/2023	1,809,000	1,854,225
Sabine Pass Liquefaction LLC	USD	5.625%	02/01/2021	1,579,000	1,626,370	(1)

					3,480,595

Healthcare - 8.80%
Biomet, Inc.	USD	6.500%	08/01/2020	2,797,000	3,031,249
CHS/Community Health Systems, Inc.	USD	6.875%	02/01/2022	1,405,000	1,497,203	(1)
Community Health Systems, Inc.	USD	8.000%	11/15/2019	1,517,000	1,692,972
Envision Healthcare Corp., Series WI	USD	8.125%	06/01/2019	686,000	738,736
Fresenius Medical Care US Finance II, Inc.	USD	5.875%	01/31/2022	1,373,000	1,475,975	(1)
HCA Holdings, Inc.:
	USD	7.750%	05/15/2021	1,337,000	1,484,906
	USD	5.875%	03/15/2022	1,687,000	1,847,265
HealthSouth Corp.:
	USD	8.125%	02/15/2020	1,197,000	1,310,715
	USD	5.750%	11/01/2024	990,000	1,017,225
Hologic, Inc.	USD	6.250%	08/01/2020	1,379,000	1,472,082
IASIS Healthcare LLC	USD	8.375%	05/15/2019	2,022,000	2,173,650
Kinetic Concepts, Inc./KCI USA, Inc.:
	USD	10.500%	11/01/2018	1,504,000	1,746,520
	USD	12.500%	11/01/2019	1,655,000	1,919,800
LifePoint Hospitals, Inc.	USD	5.500%	12/01/2021	2,105,000	2,207,619	(1)
Prospect Medical Holdings, Inc.	USD	8.375%	05/01/2019	2,367,000	2,615,535	(1)
Tenet Healthcare Corp.:
	USD	8.125%	04/01/2022	1,393,000	1,563,642
	USD	6.000%	10/01/2020	1,048,000	1,128,565	(1)
United Surgical Partners International, Inc., Series WI	USD	9.000%	04/01/2020	863,000	977,175

					29,900,834

Home Builders - 0.48%
Lennar Corp.	USD	4.750%	11/15/2022	1,694,000	1,626,240	(5)

Industrial Other - 1.66%
Cleaver-Brooks, Inc.	USD	8.750%	12/15/2019	1,671,000	1,863,165	(1)
MasTec, Inc.	USD	4.875%	03/15/2023	2,328,000	2,269,800
Park-Ohio Industries, Inc.	USD	8.125%	04/01/2021	477,000	533,048

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Industrial Other (continued)
WESCO Distribution, Inc.	USD	5.375%	12/15/2021	950,000	$969,000	(1)

					5,635,013

Leisure - 0.52%
AMC Entertainment, Inc.	USD	5.875%	02/15/2022	1,750,000	1,776,250	(1)

Life Insurance - 0.33%
American Equity Investment Life Holding Co.	USD	6.625%	07/15/2021	1,072,000	1,136,320

Lodging - 1.47%
Choice Hotels International, Inc.	USD	5.750%	07/01/2022	1,141,000	1,209,460
Hilton Worldwide Finance LLC	USD	5.625%	10/15/2021	1,906,000	2,019,169	(1)
RHP Hotel Properties LP / RHP Finance Corp.	USD	5.000%	04/15/2021	1,753,000	1,766,147

					4,994,776

Media Cable - 6.77%
Cablevision Systems Corp.:
	USD	8.000%	04/15/2020	1,334,000	1,577,455
	USD	5.875%	09/15/2022	2,495,000	2,601,038
CCO Holdings LLC	USD	6.625%	01/31/2022	2,167,000	2,345,778
Cequel Communications Holdings I LLC / Cequel Capital Corp.	USD	5.125%	12/15/2021	2,166,000	2,171,415	(1)
DISH DBS Corp., Series WI	USD	5.000%	03/15/2023	4,153,000	4,132,235
Mediacom LLC	USD	7.250%	02/15/2022	2,561,000	2,791,490
Ono Finance II PLC	USD	10.875%	07/15/2019	1,310,000	1,454,100	(1)
Unitymedia KabelBW GmbH	EUR	9.500%	03/15/2021	1,305,000	2,087,841	(2)
UPC Holding BV	EUR	6.375%	09/15/2022	2,625,000	3,847,026	(2)

					23,008,378

Media Other - 2.85%
CBS Outdoor Americas Capital LLC /CBS Outdoor Americas Capital Corp.	USD	5.250%	02/15/2022	1,305,000	1,340,887	(1)
Gray Television, Inc.	USD	7.500%	10/01/2020	1,415,000	1,549,425
Interep National Radio Sales, Inc., Series B	USD	10.000%	07/01/2008	3,768	0	(3)
Nexstar Broadcasting, Inc., Series WI	USD	6.875%	11/15/2020	2,190,000	2,370,675
Sinclair Television Group, Inc., Series WI	USD	6.125%	10/01/2022	2,285,000	2,376,400
Univision Communications, Inc.	USD	7.875%	11/01/2020	1,829,000	2,034,763	(1)

					9,672,150

Metals/Mining/Steel - 4.47%
APERAM	USD	7.750%	04/01/2018	2,660,000	2,819,600	(1)
ArcelorMittal:
	USD	6.750%	02/25/2022	3,011,000	3,357,265
	USD	7.500%	10/15/2039	870,000	911,325

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Metals/Mining/Steel (continued)
Arch Coal, Inc.	USD	7.250%	06/15/2021	2,518,000	$2,039,580
Cloud Peak Energy Resources LLC:
	USD	8.500%	12/15/2019	1,080,000	1,170,450
	USD	6.375%	03/15/2024	145,000	150,437
CONSOL Energy, Inc.	USD	8.250%	04/01/2020	2,081,000	2,273,493
Peabody Energy Corp., Series WI	USD	6.250%	11/15/2021	2,367,000	2,452,804

					15,174,954

Non Captive Finance - 0.97%
CIT Group, Inc.	USD	5.250%	03/15/2018	1,512,000	1,646,190
International Lease Finance Corp.	USD	8.250%	12/15/2020	1,357,000	1,664,021

					3,310,211

Paper/Forest Products - 2.38%
Cascades, Inc.:
	USD	7.750%	12/15/2017	1,345,000	1,403,003
	USD	7.875%	01/15/2020	1,075,000	1,158,313
Louisiana-Pacific Corp.	USD	7.500%	06/01/2020	2,043,000	2,277,945
Mercer International, Inc.	USD	9.500%	12/01/2017	1,639,000	1,794,705
Xerium Technologies, Inc.	USD	8.875%	06/15/2018	1,364,000	1,466,300

					8,100,266

Pharmaceuticals - 0.87%
Valeant Pharmaceuticals International, Inc.:
	USD	6.750%	08/15/2018	869,000	962,418	(1)
	USD	7.500%	07/15/2021	1,734,000	1,985,430	(1)

					2,947,848

Publishing/Printing - 1.08%
Gannett Co., Inc.	USD	6.375%	10/15/2023	2,164,000	2,288,430	(1)
IDEARC, Inc.	USD	8.000%	11/15/2016	1,265,000	0	(3)
Quebecor Media, Inc.	USD	5.750%	01/15/2023	1,356,000	1,379,730

					3,668,160

Refining - 0.78%
Tesoro Logistics LP / Tesoro Logistics Finance Corp.:
	USD	6.125%	10/15/2021	1,468,000	1,541,400
	USD	5.875%	10/01/2020	1,050,000	1,102,500	(1)

					2,643,900

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Restaurants - 0.52%
Landry’s, Inc.	USD	9.375%	05/01/2020	1,597,000	$1,764,685	(1)

Retail Food/Drug - 0.30%
Albertsons, Inc.	USD	8.000%	05/01/2031	1,152,000	1,010,880

Retail Non Food/Drug - 1.72%
The Bon-Ton Department Stores, Inc.	USD	8.000%	06/15/2021	1,217,000	1,165,277
Hot Topic, Inc.	USD	9.250%	06/15/2021	1,090,000	1,169,025	(1)
JC Penney Corp. Inc	USD	5.650%	06/01/2020	280,000	224,700
Limited Brands, Inc.:
	USD	6.950%	03/01/2033	1,106,000	1,136,415
	USD	7.600%	07/15/2037	1,075,000	1,134,125
Petco Holdings, Inc.	USD	8.500%	10/15/2017	986,000	1,011,883	(1)(4)

					5,841,425

Services Other - 1.36%
Outerwall, Inc.	USD	6.000%	03/15/2019	1,855,000	1,938,475
ServiceMaster Co.:
	USD	8.000%	02/15/2020	1,083,000	1,161,517
	USD	7.000%	08/15/2020	1,231,000	1,283,318
	USD	7.450%	08/15/2027	249,000	224,100

					4,607,410

Technology - 6.13%
Advanced Micro Devices, Inc.	USD	6.750%	03/01/2019	850,000	856,375	(1)
Alcatel-Lucent USA, Inc.	USD	6.750%	11/15/2020	1,205,000	1,289,350	(1)
Amkor Technology, Inc.	USD	6.375%	10/01/2022	2,244,000	2,333,760
Artesyn Escrow, Inc.	USD	9.750%	10/15/2020	1,525,000	1,532,625	(1)
BMC Software Finance, Inc.	USD	8.125%	07/15/2021	1,405,000	1,484,031	(1)
CyrusOne LP / CyrusOne Finance Corp.	USD	6.375%	11/15/2022	1,520,000	1,607,400
First Data Corp.:
	USD	12.625%	01/15/2021	1,600,000	1,920,000
	USD	7.375%	06/15/2019	1,373,000	1,491,421	(1)
iGATE Corp.	USD	9.000%	05/01/2016	1,690,000	1,791,400
Infor US, Inc.	USD	11.500%	07/15/2018	1,285,000	1,500,237
Magnachip Semiconductor Corp.	USD	6.625%	07/15/2021	1,657,000	1,714,995
NCR Corp.	USD	5.000%	07/15/2022	1,644,000	1,672,770
Nuance Communications, Inc.	USD	5.375%	08/15/2020	1,617,000	1,629,128	(1)

					20,823,492

Textile/Apparel - 1.26%
Levi Strauss & Co.	USD	6.875%	05/01/2022	1,865,000	2,051,500
Quiksilver, Inc.:
	USD	10.000%	08/01/2020	911,000	1,038,540

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Textile/Apparel (continued)
Quiksilver, Inc. (continued)
	USD	7.875%	08/01/2018	1,092,000	$1,195,740	(1)

					4,285,780

Wireless - 3.78%
Cricket Communications, Inc.	USD	7.750%	10/15/2020	1,101,000	1,252,387
Matterhorn Mobile Holdings SA	EUR	8.250%	02/15/2020	1,248,000	1,894,876	(2)
Mobile Challenger Intermediate Group SA	EUR	8.750%	03/15/2019	1,200,000	1,722,615	(2)(4)
Sprint Capital Corp.	USD	8.750%	03/15/2032	4,215,000	4,752,413
T-Mobile USA, Inc.	USD	6.731%	04/28/2022	1,825,000	1,977,844
Wind Acquisition Finance SA	USD	6.500%	04/30/2020	1,122,000	1,242,615	(1)

					12,842,750

Wirelines - 3.82%
CenturyLink, Inc.:
	USD	5.800%	03/15/2022	641,000	660,230
	USD	6.750%	12/01/2023	680,000	724,200
	USD	7.650%	03/15/2042	965,000	911,925
Cincinnati Bell, Inc.:
	USD	8.750%	03/15/2018	1,609,000	1,687,941
	USD	8.375%	10/15/2020	1,503,000	1,649,542
Citizens Communications Co.	USD	9.000%	08/15/2031	2,639,000	2,770,950
Level 3 Financing, Inc., Series WI	USD	7.000%	06/01/2020	1,719,000	1,882,305
Windstream Corp.	USD	7.500%	04/01/2023	2,541,000	2,680,755

					12,967,848

TOTAL CORPORATE BONDS (Cost $290,761,904)					308,590,235

CONVERTIBLE CORPORATE BONDS - 1.44%
Aerospace/Defense - 0.10%
Triumph Group, Inc.	USD	2.625%	10/01/2026	145,000	350,628	(5)

Automotive - 0.08%
TRW Automotive, Inc.	USD	3.500%	12/01/2015	90,000	252,844

Drillers/Services - 0.12%
Hornbeck Offshore Services, Inc.	USD	1.500%	09/01/2019	369,000	417,662

Exploration & Production - 0.05%
Stone Energy Corp.	USD	1.750%	03/01/2017	156,000	181,350

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Food/Beverage/Tobacco - 0.01%
Post Holdings, Inc.	USD	2.500%	Perpetual	314	$35,580	(1)

Home Builders - 0.13%
The Ryland Group, Inc.	USD	0.250%	06/01/2019	446,000	437,637

Industrial Other - 0.10%
Altra Industrial Motion Corp.	USD	2.750%	03/01/2031	232,000	328,425

Lodging - 0.01%
Home Inns & Hotels Management, Inc.	USD	2.000%	12/15/2015	43,000	43,296

Metals/Mining/Steel - 0.13%
RTI International Metals, Inc.:
	USD	3.000%	12/01/2015	328,000	338,455
	USD	1.625%	10/15/2019	99,400	98,095

					436,550

Railroads - 0.07%
Greenbrier Cos., Inc.	USD	3.500%	04/01/2018	160,000	217,300

Technology - 0.64%
Ciena Corp.:
	USD	0.875%	06/15/2017	87,000	90,371
	USD	4.000%	03/15/2015	305,000	401,456	(1)
Comtech Telecommunications Corp.	USD	3.000%	05/01/2029	567,000	593,224
Intel Corp.	USD	2.950%	12/15/2035	258,000	294,926
NetSuite, Inc.	USD	0.250%	06/01/2018	169,000	198,892	(1)
Nuance Communications, Inc.	USD	2.750%	11/01/2031	407,000	405,474
Sandisk Corp.	USD	0.500%	10/15/2020	186,000	196,579	(1)

					2,180,922

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $4,437,651)					4,882,194

BANK LOANS - 4.39%(6)
Electric - 1.01%
Texas Competitive Electric Holdings Co. LLC - 2017 Term Loan:
	USD	4.737%	10/10/2017	3,621,485	2,533,229
	USD	4.737%	10/10/2017	1,296,124	906,638

					3,439,867

Food/Beverage/Tobacco - 0.43%
New HB Acquisition LLC - Term B Loan:
	USD	6.750%	03/20/2020	113,200	117,870

	Currency	Rate	Maturity Date	Principal Amount/ Shares*	Market Value (Expressed in U.S. $)
Food/Beverage/Tobacco (continued)
New HB Acquisition LLC - Term B Loan: (continued)
	USD	6.750%	03/20/2020	1,301,800	$1,355,499

					1,473,369

Gaming - 0.49%
Caesars Entertainment Operating Co., Inc. - Term B-6 Loan	USD	5.489%	01/28/2018	1,720,971	1,648,771

Healthcare - 0.28%
Ortho-Clinical Diagnostics, Inc., Bridge Loan	USD	L+6.00%	02/24/2015	930,000	930,000	(7)

Metals/Mining/Steel - 0.24%
Arch Coal, Inc., - Term Loan	USD	6.250%	05/16/2018	825,940	816,353

Publishing/Printing - 0.70%
Gardner Denver, Inc. - Initial Dollar Term Loan	USD	4.000%	12/27/2020	2,390,000	2,387,385

Technology - 1.24%
Dell International LLC - Term B Loan	USD	4.500%	04/29/2020	3,082,275	3,081,794
Freescale Semiconductor, Inc. - Tranche B-4 Term Loan	USD	5.000%	03/01/2020	813,415	817,584
Freescale Semiconductor, Inc. - Tranche B-5 Term Loan	USD	5.000%	01/15/2021	306,725	310,847

					4,210,225

TOTAL BANK LOANS (Cost $15,165,561)					14,905,970

COMMON/PREFERRED STOCKS - 0.33%
General Maritime	USD			1,887	19
NewPage Corp.	USD			4,860	403,380
SandRidge Energy, Inc.	USD	8.500%	12/31/2049	4,151	438,761
Subsea 7 SA	NOK			14,306	272,917

					1,115,077

TOTAL COMMON/PREFERRED STOCKS (Cost $1,154,452)					1,115,077

	Currency	Rate	Maturity Date	Shares*	Market Value (Expressed in U.S. $)
SHORT TERM INVESTMENTS - 1.02%
Money Market Mutual Funds - 1.02%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Class (7-Day Yield)	USD	0.06001%	N/A	3,454,671	$3,454,671

TOTAL SHORT TERM INVESTMENTS (Cost $3,454,671)					3,454,671

Total Investments - 98.01% (Cost $314,974,239)					332,948,147
Other Assets in Excess of Liabilities - 1.99%					6,776,435

Net Assets - 100.00%					$339,724,582

*	The principal amount/shares of each security is stated in the currency in which the security is denominated.

Currency Abbreviations:

EUR	-	Euro Currency
GBP	-	Great British Pound
NOK	-	Norwegian Krone
USD	-	United States Dollar

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $98,239,399, which represents approximately 28.92% of net assets as of February 28, 2014.
(2)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2014, the aggregate market value of those securities was $13,906,688, which represents approximately 4.09% of net assets.
(3)	Security is currently in default/non-income producing.
(4)	Pay-in-kind securities.
(5)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of February 28, 2014.
(6)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at February 28, 2014. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(7)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

Common Abbreviations:

BV	-	Besloten Vennootschap is the Dutch term for private limited liability company.
GmbH	-	Gesellschaft mit beschrankter Haftung is the German term for a company wtih limited liability.
LLC	-	Limited Liability Corporation.
LP	-	Limited Partnership.
Ltd.	-	Limited.
PLC	-	Public Limited Company.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
SCA	-	Société en commandite par actions is a term from Luxembourg meaning partnership by limited shares.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	EUR	2,098,978	Purchase	03/14/2014	$2,897,202	$18,986
JPMorgan Chase & Co.	GBP	387,599	Purchase	03/14/2014	648,983	9,658

						$28,644

JPMorgan Chase & Co.	EUR	12,220,694	Sale	03/14/2014	$16,868,119	$(157,243)
JPMorgan Chase & Co.	GBP	389,200	Sale	03/14/2014	651,664	(9,595)

						$(166,838)

**	The contracted amount is stated in the currency in which the security is denominated.

See Notes to Quarterly Statement of Investments

Stone Harbor Local Markets Fund	Statement of Investments
February 28, 2014 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
SOVEREIGN DEBT OBLIGATIONS - 70.94%
Brazil - 11.69%
Brazil Letras do Tesouro Nacional:
	BRL	0.000%	01/01/2016	14,461,000	$5,011,178	(1)
	BRL	0.000%	01/01/2017	100,081,000	30,709,643	(1)
Nota Do Tesouro Nacional:
	BRL	10.000%	01/01/2021	255,610,000	97,012,468
	BRL	10.000%	01/01/2023	360,211,000	133,379,623

					266,112,912

Colombia - 2.73%
Bogota Distrio Capital	COP	9.750%	07/26/2028	55,446,000,000	32,074,400	(2)
International Bank for Reconstruction & Development	COP	8.000%	03/02/2020	1,020,000,000	575,584
Republic of Colombia:
	COP	7.750%	04/14/2021	24,696,000,000	13,082,196
	COP	4.375%	03/21/2023	8,787,000,000	3,704,495
	COP	9.850%	06/28/2027	21,366,000,000	12,630,601

					62,067,276

European Union - 1.26%
International Bank for Reconstruction & Development	RUB	7.500%	03/02/2017	1,022,000,000	28,628,262

Hungary - 1.33%
Hungarian Government:
	HUF	5.500%	12/20/2018	1,536,170,000	6,969,199
	HUF	6.500%	06/24/2019	579,810,000	2,743,219
	HUF	7.000%	06/24/2022	3,515,050,000	16,767,901
	HUF	6.000%	11/24/2023	844,170,000	3,778,349

					30,258,668

Indonesia - 5.55%
European Bank for Reconstruction & Development	IDR	7.200%	06/08/2016	37,740,000,000	3,252,877
European Investment Bank	IDR	6.000%	04/22/2014	10,650,000,000	915,740
Indonesia Government:
	IDR	5.625%	05/15/2023	218,352,000,000	15,728,905
	IDR	6.125%	05/15/2028	132,110,000,000	8,990,171
	IDR	8.250%	06/15/2032	56,400,000,000	4,591,093
	IDR	6.625%	05/15/2033	184,000,000,000	12,600,569
Inter-American Development Bank:
	IDR	6.500%	03/10/2014	14,520,000,000	1,254,131
	IDR	6.500%	06/04/2014	15,480,000,000	1,324,314
	IDR	0.000%	08/20/2015	286,830,000,000	22,283,743	(1)
Republic of Indonesia:
	IDR	7.000%	05/15/2022	132,570,000,000	10,548,845
	IDR	8.375%	03/15/2024	123,090,000,000	10,722,264
	IDR	9.000%	03/15/2029	388,060,000,000	34,054,279

					126,266,931

Malaysia - 4.84%
Malaysian Government:
	MYR	3.314%	10/31/2017	31,140,000	9,428,962
	MYR	3.260%	03/01/2018	32,210,000	9,715,102
	MYR	3.580%	09/28/2018	28,110,000	8,532,091
	MYR	3.492%	03/31/2020	58,300,000	17,366,336
	MYR	3.889%	07/31/2020	21,990,000	6,698,343
	MYR	4.160%	07/15/2021	26,730,000	8,209,084

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Malaysia
Malaysian Government:
	MYR	3.418%	08/15/2022	66,270,000	$19,211,524
	MYR	3.480%	03/15/2023	72,010,000	20,867,845
	MYR	4.392%	04/15/2026	16,370,000	4,998,683
	MYR	3.844%	04/15/2033	18,480,000	5,090,249

					110,118,219

Mexico - 11.82%
Mexican Bonos:
	MXN	9.500%	12/18/2014	579,093,000	45,676,901
	MXN	7.250%	12/15/2016	305,490,000	24,818,845
	MXN	5.000%	06/15/2017	98,263,000	7,530,980
	MXN	7.750%	12/14/2017	96,809,000	8,048,076
	MXN	8.000%	06/11/2020	341,674,000	28,937,723
	MXN	6.500%	06/10/2021	553,239,000	43,169,372
	MXN	6.500%	06/09/2022	421,818,000	32,597,710
	MXN	8.000%	12/07/2023	921,393,000	78,272,814

					269,052,421

Poland - 4.77%
Republic of Poland:
	PLN	3.000%	08/24/2016	136,248,052	47,227,203
	PLN	4.750%	04/25/2017	18,830,000	6,500,428
	PLN	3.750%	04/25/2018	90,180,000	30,084,435
	PLN	2.500%	07/25/2018	15,560,000	4,916,238
	PLN	4.000%	10/25/2023	61,390,000	19,767,089

					108,495,393

Russia - 7.20%
Russian Federation:
	RUB	7.400%	04/19/2017	626,900,000	17,410,987
	RUB	7.400%	06/14/2017	188,000,000	5,213,520
	RUB	7.850%	03/10/2018	60,000,000	1,667,222	(3)
	RUB	7.850%	03/10/2018	855,000,000	23,757,915	(2)
	RUB	7.600%	04/14/2021	1,366,780,000	37,048,939
	RUB	7.000%	11/24/2021	341,370,000	8,817,255	(4)
	RUB	7.600%	07/20/2022	1,189,110,000	32,117,133
	RUB	7.000%	01/25/2023	1,083,130,000	28,021,319
	RUB	7.050%	01/19/2028	398,550,000	9,923,404

					163,977,694

South Africa - 10.57%
Asian Development Bank	ZAR	6.500%	09/15/2015	4,500,000	409,345
European Investment Bank:
	ZAR	9.000%	12/21/2018	134,520,000	12,858,429
	ZAR	0.000%	12/31/2018	5,110,000	317,159	(1)
Republic of South Africa:
	ZAR	8.250%	09/15/2017	650,530,000	61,348,847
	ZAR	8.000%	12/21/2018	691,550,000	64,186,847
	ZAR	7.250%	01/15/2020	89,190,000	7,899,443
	ZAR	10.500%	12/21/2026	665,530,000	71,059,809
	ZAR	7.000%	02/28/2031	135,310,000	10,465,297
	ZAR	6.250%	03/31/2036	176,350,000	12,015,858

					240,561,034

Thailand - 4.01%
Thailand Government:
	THB	3.125%	12/11/2015	86,700,000	2,696,293
	THB	2.800%	10/10/2017	51,390,000	1,574,140
	THB	3.580%	12/17/2017	293,730,000	8,661,226

	Counterparty	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Thailand
Thailand Government:
		THB	3.875%	06/13/2019	4,625,000	$146,551
		THB	1.200%	07/14/2021	822,835,904	23,615,504
		THB	3.650%	12/17/2021	950,720,000	29,357,709
		THB	3.625%	06/16/2023	823,290,000	25,166,228

						91,217,651

Turkey - 4.87%
Republic of Turkey:
		TRY	6.300%	02/14/2018	18,390,000	7,213,722
		TRY	8.300%	06/20/2018	32,400,000	13,582,826
		TRY	10.500%	01/15/2020	16,060,000	7,331,542
		TRY	9.500%	01/12/2022	72,280,000	31,590,309
		TRY	8.500%	09/14/2022	51,360,000	21,087,750
		TRY	7.100%	03/08/2023	80,640,000	30,136,245

						110,942,394

Venezuela - 0.30%
Republic of Venezuela		USD	12.750%	08/23/2022	7,850,000	6,809,875	(2)

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,784,297,449)						1,614,508,730

CORPORATE BONDS - 1.93%
Colombia - 0.33%
Emgesa SA ESP:
		COP	8.750%	01/25/2021	616,000,000	313,269	(3)
		COP	8.750%	01/25/2021	10,204,000,000	5,189,277	(2)
Empresas Publicas de Medellin ESP:
		COP	8.375%	02/01/2021	776,000,000	388,759	(3)
		COP	8.375%	02/01/2021	3,338,000,000	1,672,263	(2)

						7,563,568

Mexico - 0.31%
Petroleos Mexicanos		MXN	7.650%	11/24/2021	91,160,000	7,146,024	(3)

Venezuela - 1.29%
Petroleos de Venezuela SA		USD	8.500%	11/02/2017	36,365,000	29,342,009	(2)

TOTAL CORPORATE BONDS (Cost $48,885,312)						44,051,601

CREDIT LINKED NOTES - 5.38%
Colombia - 1.67%
Titulos de Tesoreria - Series B:
	Citigroup GlobalMarkets	COP	7.000%	02/25/2015	10,848,728,800	5,568,060	(5)
	Citigroup Global Markets	COP	7.250%	06/15/2016	2,200,000,000	1,120,000
	Citigroup Global Markets	COP	7.250%	06/15/2016	9,678,000,000	4,926,982
	Citigroup Global Markets	COP	11.000%	07/24/2020	4,570,000,000	2,702,018	(5)
	Citigroup Global Markets	COP	11.000%	07/24/2020	6,366,000,000	3,763,905	(3)
	Citigroup Global Markets	COP	11.000%	07/27/2020	4,500,000,000	2,660,630
	Citigroup Global Markets	COP	7.000%	05/04/2022	5,200,000,000	2,510,029
	Citigroup Global Markets	COP	7.000%	05/04/2022	10,113,510,000	4,881,771	(3)(5)
	JPMorgan Chase & Co.	COP	7.000%	05/04/2022	12,970,000,000	6,259,958
	Citigroup Global Markets	COP	10.000%	07/24/2024	6,000,000,000	3,512,317

						37,905,670

Counterparty	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)
Indonesia - 3.71%
Republic of Indonesia:
Deutsche Bank AG London	IDR	8.250%	07/15/2021	111,500,000,000	$9,527,876
JPMorgan Chase & Co.	IDR	7.000%	05/15/2022	105,917,000,000	8,375,497
Deutsche Bank AG London	IDR	7.000%	05/15/2022	240,900,000,000	19,021,949
Deutsche Bank AG London	IDR	5.625%	05/15/2023	15,000,000,000	1,062,831
JPMorgan Chase & Co.	IDR	5.625%	05/15/2023	180,398,000,000	12,897,781
HSBC Bank	IDR	11.000%	09/15/2025	49,455,000,000	4,984,267
HSBC Bank	IDR	11.000%	09/15/2025	60,487,000,000	6,096,114
Deutsche Bank AG London	IDR	11.000%	09/17/2025	32,500,000,000	3,212,878
Deutsche Bank AG London	IDR	7.000%	05/15/2027	25,400,000,000	1,848,387
JPMorgan Chase & Co.	IDR	6.125%	05/15/2028	16,900,000,000	1,150,056
Deutsche Bank AG London	IDR	8.250%	06/15/2032	176,000,000,000	13,929,606
JPMorgan Chase & Co.	IDR	6.625%	05/15/2033	36,002,000,000	2,442,206

					84,549,448

TOTAL CREDIT LINKED NOTES (Cost $164,802,665)					122,455,118

SHORT TERM INVESTMENTS - 6.05%
Money Market Mutual Funds - 6.05%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Class (7-Day Yield)	USD	0.06001%	N/A	137,681,541	137,681,541

TOTAL SHORT TERM INVESTMENTS (Cost $137,681,541)					137,681,541

Total Investments - 84.30% (Cost $2,135,666,967)					1,918,696,990
Other Assets In Excess of Liabilities - 15.70%					357,287,719

Net Assets - 100.00%					$2,275,984,709

*	The principal amount/shares of each security is stated in the currency in which the security is denominated.

Currency Abbreviations:

BRL	-	Brazilian Real
COP	-	Colombian Peso
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

See Notes to Quarterly Statement of Investments

(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2014, the aggregate market value of those securities was $98,845,739, which represents approximately 4.34% of net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $18,160,950, which represents approximately 0.80% of net assets as of February 28, 2014.
(4)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of February 28, 2014.
(5)	Floating or variable rate security. Interest rate disclosed is that which is in effect as of February 28, 2014.

Common Abbreviations:

ESP	-	Empresa de Servicios Publicos is the Colombian term for Public Service Company.
SA	-	Generally designates corporations in various countries mostly employing civil law.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets	HUF	1,264,309,000	Purchase	03/03/2014	$5,629,501	$108,501
Citigroup Global Markets	HUF	2,527,806,340	Purchase	04/03/2014	11,233,671	113,863
Citigroup Global Markets	NGN	1,343,572,338	Purchase	03/25/2014	8,085,784	100,213
Citigroup Global Markets	NGN	346,075,240	Purchase	04/16/2014	2,069,355	32,420
Citigroup Global Markets	NGN	3,808,895,292	Purchase	05/27/2014	22,474,786	337,120
Citigroup Global Markets	PHP	1,540,295,860	Sale	03/03/2014	34,509,364	22,655
Citigroup Global Markets	PHP	1,540,295,860	Purchase	03/03/2014	34,509,363	492,228
Citigroup Global Markets	RUB	403,244,671	Sale	03/20/2014	11,158,055	154,113
Citigroup Global Markets	THB	381,085,400	Purchase	04/09/2014	11,655,354	235,354
Citigroup Global Markets	TRY	161,662,965	Purchase	03/07/2014	72,985,208	913,983
Goldman Sachs	PLN	462,745,000	Purchase	03/07/2014	153,464,132	2,201,719
JPMorgan Chase & Co.	MYR	272,549,500	Purchase	03/06/2014	83,145,058	88,681

						$4,800,850

Citigroup Global Markets	HUF	1,264,309,000	Sale	03/03/2014	$5,629,501	$(86,717)
Citigroup Global Markets	MYR	6,659,291	Sale	04/15/2014	2,025,851	(11,851)
Citigroup Global Markets	MYR	107,895,403	Purchase	04/15/2014	32,823,322	(15,678)
Citigroup Global Markets	NGN	1,343,572,337	Sale	03/25/2014	8,085,784	(76,411)
Citigroup Global Markets	NGN	346,075,240	Sale	04/16/2014	2,069,355	(25,201)
Citigroup Global Markets	PHP	1,021,596,148	Purchase	04/03/2014	22,880,520	(71,539)
Citigroup Global Markets	RUB	403,244,671	Purchase	03/20/2014	11,158,055	(48,945)
Citigroup Global Markets	THB	369,167,680	Purchase	04/04/2014	11,293,928	(72,072)
Citigroup Global Markets	THB	381,085,400	Sale	04/09/2014	11,655,354	(169,823)
Citigroup Global Markets	TRY	42,046,882	Sale	03/28/2014	18,857,793	(49,078)
Citigroup Global Markets	TRY	91,793,889	Purchase	03/28/2014	41,169,050	(233,633)

						$(860,948)

**	The contracted amount is stated in the currency in which the security is denominated.

See Notes to Quarterly Statement of Investments

Stone Harbor Emerging Markets Corporate Debt Fund	Statement of Investments
February 28, 2014 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
CORPORATE BONDS - 96.74%
Brazil - 13.77%
Andrade Gutierrez International SA	USD	4.000%	04/30/2018	194,000	$190,969	(1)
BR Malls International Finance Ltd.:
	USD	8.500%	01/21/2049	9,000	9,110	(1)
	USD	8.500%	01/21/2049	59,000	59,718	(2)
Braskem Finance Ltd.	USD	7.375%	10/29/2049	80,000	78,870	(1)
Centrais Eletricas Brasileiras SA	USD	5.750%	10/27/2021	674,000	667,176	(2)
Cosan Luxembourg SA	USD	5.000%	03/14/2023	644,000	591,176	(1)
ESAL GmbH	USD	6.250%	02/05/2023	358,000	332,045	(1)
Hypermarcas SA	USD	6.500%	04/20/2021	60,000	63,600	(1)
Itau Unibanco Holding SA	USD	5.650%	03/19/2022	98,000	97,020	(1)
Odebrecht Drilling Norbe VIII/IX Ltd.	USD	6.350%	06/30/2021	306,000	315,945	(2)
Odebrecht Finance Ltd.	USD	5.125%	06/26/2022	120,000	119,700	(1)
Odebrecht Offshore Drilling Finance Ltd.	USD	6.750%	10/01/2022	479,500	494,484	(1)
QGOG Atlantic/Alaskan Rigs Ltd.	USD	5.250%	07/30/2018	220,028	228,829	(1)
Samarco Mineracao SA	USD	4.125%	11/01/2022	51,000	46,760	(1)
Schahin II Finance Co. SPV Ltd.	USD	5.875%	09/25/2022	153,280	148,107	(1)

					3,443,509

Chile - 3.23%
Cencosud SA:
	USD	5.500%	01/20/2021	240,000	247,800	(1)
	USD	4.875%	01/20/2023	80,000	76,650	(1)
ENTEL Chile SA	USD	4.875%	10/30/2024	240,000	240,600	(1)
VTR Finance BV	USD	6.875%	01/15/2024	236,000	242,244	(1)

					807,294

China - 5.44%
Baidu, Inc.	USD	3.250%	08/06/2018	110,000	113,576
Bestgain Real Estate Ltd.	USD	2.625%	03/13/2018	200,000	184,268	(2)
CNOOC Finance 2012 Ltd.	USD	3.875%	05/02/2022	205,000	200,848	(2)
Country Garden Holdings Co. Ltd.:
	USD	11.250%	04/22/2017	25,000	26,625	(2)
	USD	11.125%	02/23/2018	135,000	149,006	(2)
Kaisa Group Holdings Ltd.	USD	8.875%	03/19/2018	270,000	270,675	(1)
Mega Advance Investments Ltd.	USD	5.000%	05/12/2021	80,000	83,104	(1)
Tencent Holdings Ltd.	USD	3.375%	03/05/2018	320,000	331,288	(1)

					1,359,390

Colombia - 5.12%
Bancolombia SA	USD	5.125%	09/11/2022	200,000	195,935
Empresa de Energia de Bogota SA ESP	USD	6.125%	11/10/2021	175,000	187,469	(1)
Grupo Aval Ltd.	USD	5.250%	02/01/2017	130,000	137,394	(1)
Gruposura Finance	USD	5.700%	05/18/2021	157,000	164,457	(1)
Millicom International Cellular SA	USD	6.625%	10/15/2021	124,000	129,580	(1)
Pacific Rubiales Energy Corp.	USD	5.125%	03/28/2023	340,000	327,887	(1)
Transportadora de Gas Internacional SA ESP	USD	5.700%	03/20/2022	130,000	137,420	(1)

					1,280,142

Ghana - 0.75%
Tullow Oil PLC	USD	6.000%	11/01/2020	185,000	188,700	(1)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Hong Kong - 4.31%
Hutchison Whampoa International 09 Ltd.	USD	7.625%	04/09/2019	42,000	$51,337	(1)
Hutchison Whampoa International 10 Ltd.	USD	6.000%	10/28/2049	210,000	222,600	(2)(3)
Hutchison Whampoa International 11 Ltd.	USD	4.625%	01/13/2022	195,000	204,308	(1)
Hutchison Whampoa International 12 Ltd.	USD	6.000%	05/07/2049	90,000	96,300	(2)(3)
Li & Fung Ltd.	USD	6.000%	11/25/2049	200,000	207,500	(2)(3)
PCCW-HKT Capital No. 4 Ltd.	USD	4.250%	02/24/2016	100,000	105,257
Swire Properties MTN Financing Ltd.	USD	2.750%	03/07/2020	200,000	191,430	(2)

					1,078,732

India - 5.57%
Bharti Airtel International Netherlands BV	USD	5.125%	03/11/2023	356,000	344,430	(1)
ICICI Bank Ltd.	USD	5.750%	11/16/2020	114,000	120,708	(2)
NTPC Ltd.	USD	5.625%	07/14/2021	275,000	284,686
Reliance Holding USA, Inc.	USD	5.400%	02/14/2022	200,000	209,507	(1)
Vedanta Resources PLC:
	USD	6.750%	06/07/2016	75,000	78,713	(2)
	USD	6.000%	01/31/2019	130,000	129,187	(1)
	USD	8.250%	06/07/2021	102,000	107,801	(1)
	USD	7.125%	05/31/2023	120,000	117,105	(1)

					1,392,137

Indonesia - 5.28%
Berau Capital Resources Pte Ltd.	USD	12.500%	07/08/2015	130,000	136,988	(2)
Indo Energy Finance II BV	USD	6.375%	01/24/2023	177,000	147,684	(1)
Indosat Palapa Co. BV	USD	7.375%	07/29/2020	250,000	270,469	(2)
Listrindo Capital BV	USD	6.950%	02/21/2019	320,000	337,600	(1)
PT Adaro Indonesia	USD	7.625%	10/22/2019	400,000	427,000	(2)

					1,319,741

Israel - 1.83%
B Communications Ltd.	USD	7.375%	02/15/2021	433,000	456,815	(1)

Kazakhstan - 2.18%
Nostrum Oil & Gas Finance BV	USD	6.375%	02/14/2019	153,000	154,721	(1)
Zhaikmunai LP	USD	7.125%	11/13/2019	375,000	390,938	(1)

					545,659

Macau - 0.55%
MCE Finance Ltd.	USD	5.000%	02/15/2021	138,000	136,965	(1)

Malaysia - 0.88%
Malayan Banking Bhd	USD	3.250%	09/20/2022	220,000	220,176	(3)

Mexico - 8.52%
BBVA Bancomer SA	USD	6.750%	09/30/2022	480,000	526,800	(1)
Cemex Finance LLC	USD	9.375%	10/12/2022	118,000	134,859	(1)
Cemex SAB de CV:
	USD	9.500%	06/15/2018	190,000	218,025	(1)
	USD	7.250%	01/15/2021	120,000	128,925	(1)
Fresnillo PLC	USD	5.500%	11/13/2023	200,000	202,500	(1)
Metalsa SAB de CV	USD	4.900%	04/24/2023	80,000	73,750	(1)
Mexichem SAB de CV	USD	4.875%	09/19/2022	160,000	158,460	(1)
Mexico Generadora De Energia	USD	5.500%	12/06/2032	160,000	155,500	(1)
Telefonos de Mexico SAB de CV	USD	5.500%	11/15/2019	120,000	134,309
Tenedora Nemak SAB de CV	USD	5.500%	02/28/2023	400,000	398,000	(1)

					2,131,128

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Peru - 3.81%
Alicorp SAA	USD	3.875%	03/20/2023	223,000	$209,202	(1)
Banco de Credito del Peru	USD	5.375%	09/16/2020	62,000	65,487	(2)
Cementos Pacasmayo SAA	USD	4.500%	02/08/2023	60,000	55,500	(1)
Cia Minera Milpo SAA	USD	4.625%	03/28/2023	192,000	180,456	(1)
Consorcio Transmantaro SA	USD	4.375%	05/07/2023	254,000	235,426	(1)
Inkia Energy Ltd.	USD	8.375%	04/04/2021	140,000	150,500	(1)
Volcan Cia Minera SAA	USD	5.375%	02/02/2022	57,000	55,112	(1)

					951,683

Philippines - 0.85%
FPT Finance Ltd.	USD	6.375%	09/28/2020	200,000	211,500	(2)

Qatar - 4.20%
Qtel International Finance Ltd.	USD	4.750%	02/16/2021	434,000	467,093	(2)
Ras Laffan Liquefied Natural Gas Co. Ltd. II	USD	5.298%	09/30/2020	234,366	255,107	(2)
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
	USD	5.832%	09/30/2016	67,210	71,579	(2)
	USD	6.750%	09/30/2019	215,000	256,871	(2)

					1,050,650

Russia - 9.73%
Alfa Bank OJSC Via Alfa Bond Issuance PLC	USD	7.500%	09/26/2019	305,000	321,775	(1)
EDC Finance Ltd.	USD	4.875%	04/17/2020	162,000	154,102	(1)
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd.	USD	5.125%	12/12/2017	245,000	248,062	(1)
Evraz Group SA	USD	6.500%	04/22/2020	200,000	185,000	(2)
Far East Capital Ltd. SA	USD	8.000%	05/02/2018	130,000	117,650	(1)
Gazprom OAO Via Gaz Capital SA	USD	3.850%	02/06/2020	230,000	223,531	(1)
Metalloinvest Finance Ltd.	USD	6.500%	07/21/2016	80,000	85,000	(1)
Sberbank of Russia Via SB Capital SA:
	USD	5.125%	10/29/2022	120,000	114,900	(1)
	USD	5.500%	02/26/2024	146,000	144,686	(1)(3)
Vimpel Communications Holdings BV:
	USD	6.255%	03/01/2017	200,000	213,250	(2)
	USD	5.950%	02/13/2023	126,000	118,913	(1)
VTB Bank OJSC Via VTB Capital SA	USD	6.950%	10/17/2022	300,000	305,063	(2)
Wind Acquisition Finance SA	USD	12.250%	07/15/2017	193,479	202,185	(1)(4)

					2,434,117

Singapore - 1.37%
DBS Bank Ltd.	USD	3.625%	09/21/2022	80,000	83,173	(2)(3)
STATS ChipPAC Ltd.:
	USD	5.375%	03/31/2016	63,000	64,654	(2)
	USD	4.500%	03/20/2018	193,000	194,713	(1)

					342,540

South Africa - 1.66%
Myriad International Holdings BV	USD	6.000%	07/18/2020	383,000	415,555	(1)

South Korea - 3.12%
Korea Gas Corp.:
	USD	2.875%	07/29/2018	30,000	30,706	(1)
	USD	3.875%	02/12/2024	150,000	151,978	(1)
Korea Hydro & Nuclear Power Co. Ltd.	USD	4.750%	07/13/2021	160,000	174,274	(2)
KT Corp.	USD	3.875%	01/20/2017	400,000	423,082

					780,040

	Currency	Rate	Maturity Date	Principal Amount*/Shares*	Market Value (Expressed in U.S. $)
Thailand - 1.68%
Bangkok Bank PCL:
	USD	3.300%	10/03/2018	64,000	$64,654	(1)
	USD	3.875%	09/27/2022	143,000	136,319	(1)
PTT Global Chemical PCL	USD	4.250%	09/19/2022	80,000	76,568	(1)
PTTEP Canada International Finance Ltd.	USD	5.692%	04/05/2021	130,000	141,652	(2)

					419,193

Turkey - 4.32%
Akbank TAS	USD	5.000%	10/24/2022	156,000	147,615	(2)
KOC Holding AS	USD	3.500%	04/24/2020	428,000	384,130	(1)
Turkiye Garanti Bankasi AS:
	USD	4.000%	09/13/2017	156,000	155,025	(1)
	USD	5.250%	09/13/2022	180,000	172,125	(1)
Turkiye Is Bankasi	USD	5.500%	04/21/2019	221,000	221,553	(1)

					1,080,448

Ukraine - 0.64%
Ferrexpo Finance PLC	USD	7.875%	04/07/2016	56,000	51,520	(1)
Mriya Agro Holding PLC	USD	9.450%	04/19/2018	130,000	107,250	(1)

					158,770

United Arab Emirates - 6.92%
DP World Sukuk Ltd.	USD	6.250%	07/02/2017	220,000	245,652	(2)
Dubai Holding Commercial Operations MTN Ltd.	GBP	6.000%	02/01/2017	290,000	511,596
Emaar Sukuk Ltd.	USD	6.400%	07/18/2019	240,000	269,640
MAF Global Securities Ltd.:
	USD	5.250%	07/05/2019	250,000	268,375
	USD	7.125%	10/29/2049	412,000	436,205	(3)

					1,731,468

Venezuela - 1.01%
Petroleos de Venezuela SA	USD	8.500%	11/02/2017	312,700	252,310	(2)

TOTAL CORPORATE BONDS (Cost $23,797,988)					24,188,662

SHORT TERM INVESTMENTS - 1.21%
Money Market Mutual Funds - 1.21%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Class (7-Day Yield)	USD	0.06001%	N/A	302,489	302,489

TOTAL SHORT TERM INVESTMENTS (Cost $302,489)					302,489

Total Investments - 97.95% (Cost $24,100,477)					24,491,151
Other Assets In Excess of Liabilities - 2.05%					513,452

Net Assets - 100.00%					$25,004,603

*	The principal amount/shares of each security is stated in the currency in which the security is denominated.

Currency Abbreviations:

GBP	-	Great Britain Pound
USD	-	United States Dollar

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $14,730,251, which represents approximately 58.91% of net assets as of February 28, 2014.
(2)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2014, the aggregate market value of those securities was $6,495,574, which represents approximately 25.98% of net assets.
(3)	Floating or variable rate security. Interest rate disclosed is that which is in effect as of February 28, 2014.
(4)	Pay-in-kind securities.

Common Abbreviations:

AS	-	Anonim Sirket is the Turkish term for Incorporation.
Bhd	-	Berhad is the Malaysian term for public limited company.
BV	-	Besloten Vennootschap is the Dutch term for private limited liability company.
ESP	-	Empresa de Servicios Publicos is the Colombian term for Public Service Company.
GmbH	-	Gesellschaft mit beschrankter Haftung is the German term for a company wtih limited liability.
LLC	-	Limited Liability Corporation.
LP	-	Limited Partnership.
Ltd.	-	Limited.
MTN	-	Medium Term Note.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PCL	-	A rearrangement of the letters for Public Limited Company, used in Thailand.
PLC	-	Public Limited Company.
PT	-	Perseroan terbuka is an Indonesian term for limited liability company.
Pte	-	Private.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
SAA	-	Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.
SAB de CV	-	A variable capital company.
SPV	-	Special Purpose Vehicle.
TAS	-	TüRk Anonim Sirketi is the Turkish term for Joint Stock Company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation
JPMorgan Chase & Co.	GBP	17,953	Purchase	03/14/2014	$30,060	$736

						$736

JPMorgan Chase & Co.	GBP	320,200	Sale	03/14/2014	$536,132	$(7,893)

						$(7,893)

**	The contracted amount is stated in the currency in which the security is denominated.

See Notes to Quarterly Statement of Investments

Stone Harbor Investment Grade Fund	Statement of Investments
February 28, 2014 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
CORPORATE BONDS - 41.83%
Aerospace/Defense - 0.81%
Northrop Grumman Corp.	USD	1.750%	06/01/2018	25,000	$24,811

Automotive - 2.08%
Ford Motor Credit Co. LLC	USD	8.125%	01/15/2020	50,000	63,409

Banking - 5.10%
Bank of America Corp.	USD	6.050%	05/16/2016	25,000	27,523
Capital One Bank USA NA	USD	3.375%	02/15/2023	25,000	24,302
The Goldman Sachs Group, Inc.	USD	6.450%	05/01/2036	25,000	27,739
PNC Funding Corp.	USD	3.300%	03/08/2022	25,000	25,217
Wells Fargo & Co.	USD	4.125%	08/15/2023	50,000	51,060

					155,841

Chemicals - 0.83%
The Mosaic Co.	USD	4.250%	11/15/2023	25,000	25,406

Drillers/Services - 0.92%
Transocean, Inc.	USD	6.375%	12/15/2021	25,000	28,089

Electric - 0.83%
Dominion Gas Holdings LLC	USD	4.800%	11/01/2043	25,000	25,471	(1)

Exploration & Production - 3.20%
Apache Corp.	USD	4.750%	04/15/2043	50,000	50,534
BP Capital Markets PLC	USD	2.750%	05/10/2023	50,000	46,944

					97,478

Food and Beverage - 4.84%
ConAgra Foods, Inc.	USD	4.650%	01/25/2043	50,000	47,694
Diageo Investment Corp.	USD	2.875%	05/11/2022	50,000	48,890
SABMiller Holdings, Inc.	USD	3.750%	01/15/2022	50,000	51,352	(1)

					147,936

Gas Pipelines - 1.68%
Williams Partners LP	USD	4.500%	11/15/2023	50,000	51,282

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Healthcare - 1.64%
Thermo Fisher Scientific, Inc.	USD	1.300%	02/01/2017	50,000	$50,041

Life Insurance - 0.85%
ING US, Inc.	USD	2.900%	02/15/2018	25,000	25,862	(2)

Media Cable - 2.41%
British Sky Broadcasting Group PLC	USD	3.125%	11/26/2022	25,000	24,017	(1)
Comcast Corp.	USD	4.250%	01/15/2033	50,000	49,476

					73,493

Media Other - 1.99%
21st Century Fox America, Inc.	USD	6.650%	11/15/2037	50,000	60,807

Metals/Mining/Steel - 1.59%
Newmont Mining Corp.	USD	6.250%	10/01/2039	50,000	48,379

Paper/Forest Products - 1.71%
Packaging Corp. of America	USD	4.500%	11/01/2023	50,000	52,241

Pharmaceuticals - 0.83%
AbbVie, Inc.	USD	1.750%	11/06/2017	25,000	25,204

Real Estate Investment Trust (REITs) - 0.66%
DDR Corp.	USD	3.500%	01/15/2021	20,000	20,133

Refining - 1.73%
Phillips 66	USD	4.300%	04/01/2022	50,000	52,844

Retail Food/Drug - 0.85%
The Kroger Co.	USD	5.150%	08/01/2043	25,000	25,836

Retail Non Food/Drug - 0.84%
Advance Auto Parts, Inc.	USD	4.500%	12/01/2023	25,000	25,591

Technology - 1.44%
Apple, Inc.	USD	3.850%	05/04/2043	50,000	43,998

Tobacco - 1.54%
Altria Group, Inc.	USD	2.850%	08/09/2022	50,000	46,963

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Transportation Non Air/Rail - 0.84%
FedEx Corp.	USD	4.000%	01/15/2024	25,000	$25,541

Wirelines - 2.62%
Telefonica Emisiones SAU	USD	3.192%	04/27/2018	25,000	25,855
Verizon Communications, Inc.	USD	4.500%	09/15/2020	50,000	54,241

					80,096

TOTAL CORPORATE BONDS (Cost $1,245,667)					1,276,752

TREASURY BONDS/NOTES - 24.00%
U.S. Treasury Bonds:
	USD	2.000%	11/15/2021	300,000	293,953
	USD	4.250%	05/15/2039	50,000	56,438
U.S. Treasury Notes:
	USD	0.250%	12/15/2015	150,000	149,950
	USD	2.000%	01/31/2016	225,000	232,286
TOTAL TREASURY BONDS/NOTES (Cost $724,805)					732,627

ASSET BACKED/COMMERCIAL MORTGAGE BACKED SECURITIES - 11.36%
CAM Mortgage Trust 2013-1 M1	USD	5.000%	11/25/2057	25,000	25,141	(1)(2)
Ellington Loan Acquisition Trust 2007-1 A2B	USD	1.056%	05/28/2037	49,044	47,975	(1)(2)
GSAA Home Equity Trust 2004-11 2A1	USD	0.488%	12/25/2034	46,322	45,142	(2)
GSAMP Trust 2002-WF M1	USD	1.354%	10/20/2032	28,636	27,526	(2)
HLSS Servicer Advance Receivables Backed Notes 2014-T1 BT1	USD	1.542%	01/15/2015	100,000	100,038	(1)
Invitation Homes Trust 2013-SFR1 A	USD	1.309%	12/17/2015	49,857	49,846	(1)(2)
ML-CFC Commercial Mortgage Trust 2007-8 AMA	USD	5.894%	07/12/2017	25,000	26,030	(2)
Vericrest Opportunity Loan Transferee 2013-NPL6 A1	USD	3.625%	03/25/2054	24,945	25,023	(1)(2)
TOTAL ASSET BACKED/COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $345,533)					346,721

U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES - 20.55%
FNMA TBA:
	USD	3.500%	03/18/2014	100,000	105,750	(3)
	USD	3.500%	04/10/2014	150,000	151,688	(3)
	USD	4.000%	04/10/2014	200,000	209,062	(3)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
FNMA TBA (continued)
	USD	4.500%	04/10/2014	150,000	$160,711	(3)
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES (Cost $623,127)					627,211

SHORT TERM INVESTMENTS - 2.48%
Money Market Mutual Funds - 2.48%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Class (7-Day Yield)	USD	0.06001%	N/A	75,566	75,566

TOTAL SHORT TERM INVESTMENTS (Cost $75,566)					75,566

Total Investments - 100.22% (Cost $3,014,698)					3,058,877
Liabilities in Excess of Other Assets - (0.22)%					(6,741)

Net Assets - 100.00%					$3,052,136

*	The principal amount/shares of each security is stated in the currency in which the security is denominated.

Currency Abbreviations:

USD	-	United States Dollar

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $348,863, which represents approximately 11.43% of net assets as of February 28, 2014.
(2)	Floating or variable rate security. Interest rate disclosed is that which is in effect as of February 28, 2014.
(3)	Investment purchased on a delayed delivery basis. As of February 28, 2014, the total payable for investments purchased on delayed delivery was $624,055.

Common Abbreviations:

FNMA	-	Fannie Mae
LLC	-	Limited Liability Corporation.
LP	-	Limited Partnership.
PLC	-	Public Limited Company.
SAU	-	Sociedad Anónima Unipersonal is the Spanish term for Single Shareholder Corporartion.

See Notes to Quarterly Statement of Investments

Stone Harbor Strategic Income Fund	Statement of Investments
February 28, 2014 (Unaudited)

	Currency	Rate	Shares*	Market Value (Expressed in U.S. $)
OPEN-END FUNDS - 99.05%
Stone Harbor Emerging Market Debt Fund	USD		334,137	$3,525,145	(1)
Stone Harbor High Yield Bond Fund	USD		372,095	3,575,828	(1)
Stone Harbor Investment Grade Fund	USD		298,873	3,042,532	(1)

				10,143,505

TOTAL OPEN-END FUNDS (Cost $9,968,742)				10,143,505

SHORT TERM INVESTMENTS - 0.98%
Money Market Mutual Funds - 0.98%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Class (7-Day Yield)	USD	0.060%	100,681	100,681

TOTAL SHORT TERM INVESTMENTS (Cost $100,681)				100,681

Total Investments - 100.03% (Cost $10,069,423)				10,244,186
Liabilities in Excess of Other Assets - (0.03)%				(3,243)

Net Assets - 100.00%				$10,240,943

*	The shares of each security is stated in the currency in which the security is denominated.

Currency Abbreviations:

USD	-	United States Dollar

(1)	Affiliated with the Fund, as each is a series of Stone Harbor Investment Partners LP and have the same investment adviser.

See Notes to Quarterly Statement of Investments

Stone Harbor Investment Funds	Notes to Quarterly Statements of Investments
February 28, 2014 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Investment Funds, which consists of Stone Harbor Emerging Markets Debt Fund, Stone Harbor High Yield Bond Fund, Stone Harbor Local Markets Fund, Stone Harbor Emerging Markets Corporate Debt Fund, Stone Harbor Investment Grade Fund, and Stone Harbor Strategic Income Fund (each, a “Fund” and together, the “Funds”) is a Massachusetts business trust (the “Trust”), organized on February 20, 2007 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Stone Harbor Emerging Markets Corporate Debt Fund commenced operations on June 1, 2011. The Stone Harbor Investment Grade Fund and the Stone Harbor Strategic Income Fund were added to the Trust on June 3, 2013 and commenced operations on December 18, 2013. The Stone Harbor Emerging Markets Debt Fund, Stone Harbor Local Markets Fund, and Stone Harbor Emerging Markets Corporate Debt Fund are each classified as “non-diversified” under the 1940 Act, with an investment objective to maximize total return. The Stone Harbor High Yield Bond Fund, Stone Harbor Investment Grade Fund and Stone Harbor Strategic Income Fund are each classified as a “diversified portfolio” under the 1940 Act, with an investment objective to maximize total return. Shares of each Fund are currently divided into two classes, designated Institutional Class Shares and Distributor Class Shares. As of the date of this report, there were no outstanding shares for the Distributor Class of each Fund. The Trust’s Declaration of Trust permits the Trustees to create additional funds and share classes.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Statements of Investments. The policies are in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts of the date of the Statements of Investments. Actual results could differ from those estimates.

Investment Valuation: Debt securities, including bank loans, linked notes, government agency securities and asset-backed securities, are generally valued at the mean between the bid and asked prices provided by independent pricing services or brokers that are based on transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees (the “Board”). Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Money market mutual funds and Open End Funds are valued at their net asset value. Foreign Currency positions including forward currency contracts are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time.

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 —	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curve, rates, and similar data.

Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of each Fund’s investments and financial instruments based on the three-tier hierarchy as of February 28, 2014:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Emerging Markets Debt Fund
Sovereign Debt Obligations	$—	$1,505,665,884	$—	$1,505,665,884
Bank Loans	—	—	425,742	425,742
Corporate Bonds	—	408,784,761	—	408,784,761
Participation Notes	—	5,308,930	—	5,308,930
Credit Linked Notes
Colombia	—	21,905,970	—	21,905,970
Iraq	—	—	8,999,130	8,999,130
Short Term Investments	24,521,409	—	—	24,521,409

Total	$24,521,409	$1,941,665,545	$9,424,872	$1,975,611,826

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$—	$145,489	$—	$145,489
Liabilities
Forward Foreign Currency Contracts	—	(2,352,743)	—	(2,352,742)

Total	$—	$(2,207,253)	$—	$(2,207,253)

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor High Yield Bond Fund
Corporate Bonds	$—	$308,590,235	$—	$308,590,235
Convertible Corporate Bonds
Aerospace/Defense	—	350,628	—	350,628
Automotive	—	252,844	—	252,844
Drillers/Services	—	417,662	—	417,662
Exploration & Production	—	181,350	—	181,350
Food/Beverage/Tobacco	35,580	—	—	35,580
Home Builders	—	437,637	—	437,637
Industrial Other	—	328,425	—	328,425
Lodging	—	43,296	—	43,296
Metals/Mining/Steel	—	436,550	—	436,550
Railroads	—	217,300	—	217,300
Technology	—	2,180,922	—	2,180,922
Bank Loans	—	14,905,970	—	14,905,970
Common/Preferred Stocks	711,678	403,399	—	1,115,077
Short Term Investments	3,454,671	—	—	3,454,671

Total	$4,201,929	$328,746,218	$—	$332,948,147

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$—	$28,644	$—	$28,644
Liabilities
Forward Foreign Currency Contracts	—	(166,838)	—	(166,838)

Total	$—	$(138,194)	$—	$(138,194)

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Local Markets Fund
Sovereign Debt Obligations	$—	$1,614,508,730	$—	$1,614,508,730
Corporate Bonds	—	44,051,601	—	44,051,601
Credit Linked Notes	—	122,455,118	—	122,455,118
Short Term Investments	137,681,541	—	—	137,681,541

Total	$137,681,541	$1,781,015,449	$—	$1,918,696,990

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$—	$4,800,850	$—	$4,800,850
Liabilities
Forward Foreign Currency Contracts	—	(860,948)	—	(860,948)

Total	$—	$3,939,902	$—	$3,939,902

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Emerging Markets Corporate Debt Fund
Corporate Bonds	$—	$24,188,662	$—	$24,188,662
Short Term Investments	302,489	—	—	302,489

Total	$302,489	$24,188,662	$—	$24,491,151

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$—	$736	$—	$736
Liabilities
Forward Foreign Currency Contracts	—	(7,893)	—	(7,893)

Total	$—	$(7,157)	$—	$(7,157)

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Investment Grade Fund
Corporate Bonds	$—	$1,276,752	$—	$1,276,752
Treasury Bonds/Notes	—	732,627	—	732,627
Asset Backed/Commercial Mortgage Backed Securities	—	346,721	—	346,721
U.S. Government Agency Mortgage Backed Securities	—	627,211	—	627,211
Short Term Investments	75,566	—	—	75,566

Total	$75,566	$2,983,311	$—	$3,058,877

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Strategic Income Fund
Mutual Funds	$10,143,505	$—	$—	$10,143,505
Short Term Investments	100,681	—	—	100,681

Total	$10,244,186	$—	$—	$10,244,186

*	For detailed Industry/Country descriptions, see accompanying Statement of Investments.
**	Other financial instruments are derivative instruments not reflected in the Statement of Investments. The derivatives shown in this table are reported at their unrealized appreciation/ (depreciation) at measurement date, which represents the change in the contract’s value from trade date.

There were no transfers between Levels 1 and 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. Other financial assets were moved from Level 2 to Level 3 as observable inputs were not available for purposes of valuing those assets.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2013	Accrued discount/ premium	Realized Gain/(Loss)	Change in unrealized appreciation/ (depreciation)	Sales Proceeds	Transfer into Level 3	Balance as of February 28, 2014	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at February 28, 2014
Stone Harbor Emerging Markets Debt Fund
Bank Loans	$560,733	$—	$—	$(134,991)	$—	$—	$425,742	$(134,991)
Credit Linked Notes	11,419,038	133,712	(303,318)	840,956	(3,091,258)	—	8,999,130	165,718

TOTAL	$11,979,771	$133,712	$(303,318)	$705,965	$(3,091,258)	$—	$9,424,872	$30,727

Investments in Securities	Balance as of May 31, 2013	Accrued discount/ premium	Realized Gain/(Loss)	Change in unrealized appreciation/ (depreciation)	Sales Proceeds	Transfer into Level 3	Balance as of February 28, 2014	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at February 28, 2014
Stone Harbor Emerging Markets Corporate Debt Fund
Credit Linked Notes	$313,925	$(84)	$(73,680)	$120,182	$(360,343)	$—	$—	$—

TOTAL	$313,925	$(84)	$(73,680)	$120,182	$(360,343)	$—	$—	$—

All level 3 investments have values determined utilizing third party pricing information without adjustment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In the event a Board approved independent pricing service is unable to provide an evaluated price for a security or Stone Harbor Investment Partners LP (the “Adviser”) believes the price provided is not reliable, securities of the Funds may be valued at fair value as described above. In these instances the Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

On at least a quarterly basis, the Adviser presents the factors considered in determining the fair value measurements and presents that information to the Board which meets at least quarterly.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time).

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Credit Linked Notes: The Funds may invest in credit linked notes to obtain economic exposure to high yield, emerging markets or other securities. Investments in a credit linked note typically provide the holder with a return based on the return of an underlying reference instrument, such as an emerging market bond. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. In addition to the risks associated with the underlying reference instrument, an investment in a credit linked note is also subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the note.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund either delivers collateral or segregate assets in connection with certain investments (e.g., foreign currency exchange contracts, securities with extended settlement periods, and swaps) or certain borrowings (e.g., reverse repurchase agreements), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Cash collateral that has been pledged to cover obligations of the Fund is noted on the Statement of Investments.

Loan Participations and Assignments: The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which they have purchased the participation.

The Funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Funds’ Schedules of Investments.

The Funds assume the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Funds and the borrower. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Inflation-Indexed Bonds: Certain Funds may invest in inflation indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.

Mortgage-Related and Other Asset-Backed Securities: Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

U.S. Government Agencies or Government-Sponsored Enterprises: Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Forward Commitments: Certain Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when-issued,” “delayed-delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery. A Fund will not engage in these transactions for investment leverage.

When-issued securities involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

Each Fund may enter into to-be-announced (“TBA”) sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an equivalent deliverable security or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above. The contract is adjusted to market value daily, and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Credit and Market Risk: The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations. Investments in derivatives are also subject to credit and market risks.

2. DERIVATIVE INSTRUMENTS

Risk Exposure and the Use of Derivative Instruments: The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that may make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors, among others:

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk. Foreign exchange risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Funds’ use of derivatives can result in losses due to unanticipated changes in these risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type bellow in the notes that follow.

Forward Foreign Currency Contracts. The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

4. AFFILIATED COMPANIES

Certain Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the 1940 Act, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The purchases, sales shares and value of investments in affiliated companies for the period ended February 28, 2014 were as follows:

Security Name	Commencement of Operations December 18, 2013	Purchases	Sales	Share Balance at February 28, 2014	Market Value at February 28, 2014	Dividends	Realized (Losses)
Stone Harbor Emerging Markets Debt Fund	—	334,137	—	334,137	$3,525,145	$16,627	$—
Stone Harbor High Yield Bond Fund	—	372,095	—	372,095	3,575,828	33,176	—
Stone Harbor Investment Grade Fund	—	298,873	—	298,873	3,042,532	8,940	—

Total	—	1,005,105	—	1,005,105	$10,143,505	$58,743	$—

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

At February 28, 2014 the aggregate gross unrealized appreciation and depreciation of investments for federal income purposes were as follows:

Stone Harbor Emerging Markets Debt Fund
Gross appreciation on investments (excess of value over tax cost)	$30,996,457
Gross depreciation on investments (excess of tax cost over value)	(85,174,234)

Net unrealized depreciation	(54,177,777)

Cost of investments for income tax purposes	$2,029,789,603

Stone Harbor High Yield Bond Fund
Gross appreciation on investments (excess of value over tax cost)	$19,660,467
Gross depreciation on investments (excess of tax cost over value)	(1,721,570)

Net unrealized appreciation	17,938,897

Cost of investments for income tax purposes	$315,009,250

Stone Harbor Local Markets Fund
Gross appreciation on investments (excess of value over tax cost)	$0
Gross depreciation on investments (excess of tax cost over value)	(239,351,595)

Net unrealized depreciation	(239,351,595)

Cost of investments for income tax purposes	$2,158,048,585

Stone Harbor Emerging Markets Corporate Debt Fund
Gross appreciation on investments (excess of value over tax cost)	$632,407
Gross depreciation on investments (excess of tax cost over value)	(298,492)

Net unrealized appreciation	333,915

Cost of investments for income tax purposes	$24,157,236

Stone Harbor Investment Grade Fund
Gross appreciation on investments (excess of value over tax cost)	$44,435
Gross depreciation on investments (excess of tax cost over value)	(256)

Net unrealized appreciation	44,179

Cost of investments for income tax purposes	$3,014,698

Stone Harbor Strategic Income Fund
Gross appreciation on investments (excess of value over tax cost)	$174,763
Gross depreciation on investments (excess of tax cost over value)	(0)

Net unrealized appreciation	174,763

Cost of investments for income tax purposes	$10,069,423

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended, and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds
By:	/s/ Peter J. Wilby
Peter J. Wilby
President and Chief Executive Officer/Principal Executive Officer

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President and Chief Executive Officer/Principal Executive Officer
Date:	April 29, 2014

By:	/s/ Thomas M. Reynolds
Thomas M. Reynolds
Principal Financial Officer/Principal Accounting Officer
Date:	April 29, 2014